Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
January 31, 2025
EMT-NPRT1-0425
1.9891460.106
Common Stocks - 99.7%
	Shares	Value ($)
ARGENTINA - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Arcadium Lithium PLC (b)	313,853	1,801,516
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	30,493	651,330
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	51,360	591,154
Liberty Global Ltd Class C (b)	43,799	513,762

TOTAL BELGIUM		1,104,916
BERMUDA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	16,633	118,759
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	15,184	3,531,495
TOTAL BERMUDA		3,650,254
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	7,261	304,381
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	48,605	288,714
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)	13,630	112,311
TOTAL CANADA		705,406
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	48,991	200,863
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	16,883	235,518
Paper & Forest Products - 0.0%
Mercer International Inc	12,359	83,176
TOTAL GERMANY		318,694
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	137,998	438,834
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	11,132	132,137
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	11,198	159,348
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	4,530	301,154
TOTAL IRELAND		592,639
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	29,002	479,258
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	38,157	919,202
KOREA (SOUTH) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	4,513	22,926
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	11,836	563,630
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	13,384	210,664
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	5,125	84,306
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	8,431	52,104
Liberty Latin America Ltd Class C (b)	38,849	238,144
		290,248
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	47,475	985,581
Ofg Bancorp	13,499	576,542
Popular Inc	20,819	2,143,108
		3,705,231
Financial Services - 0.0%
EVERTEC Inc	18,661	605,923
TOTAL FINANCIALS		4,311,154

TOTAL PUERTO RICO		4,601,402
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	32,055	13,204
Scilex Holding Co (b)(d)	12,947	4,266
		17,470
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	15,808	701,085
TOTAL SINGAPORE		718,555
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	21,177	2,046,969
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	26,773	389,815
TOTAL SWEDEN		2,436,784
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR	18,842	937,013
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	35,843	343,375
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	24,913	1,036,132
TOTAL SWITZERLAND		2,316,520
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	10,592	2,290,096
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	10,716	84,335
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	124,388	3,737,859
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	7,746	109,606
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	124,553	3,762,747
TOTAL UNITED KINGDOM		7,694,547
UNITED STATES - 98.1%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	5,376	153,592
AST SpaceMobile Inc Class A (b)(c)	46,736	945,937
Atn International Inc	2,886	44,877
Bandwidth Inc Class A (b)	7,470	132,742
Cogent Communications Holdings Inc	12,335	929,319
Frontier Communications Parent Inc (b)	64,629	2,311,133
Globalstar Inc (b)	220,586	337,497
IDT Corp Class B	5,972	281,759
Iridium Communications Inc	33,304	957,490
Lumen Technologies Inc (b)	296,231	1,463,381
Shenandoah Telecommunications Co	13,685	147,798
		7,705,525
Entertainment - 1.1%
AMC Entertainment Holdings Inc Class A (b)(c)	110,209	342,750
Atlanta Braves Holdings Inc Class A (b)	2,300	98,187
Atlanta Braves Holdings Inc Class C (b)	11,778	456,398
Cinemark Holdings Inc (b)	31,113	890,765
Endeavor Group Holdings Inc Class A (c)	55,745	1,704,682
Eventbrite Inc Class A (b)	22,923	72,666
Lions Gate Entertainment Corp Class A (b)(c)	22,057	173,147
Lions Gate Entertainment Corp Class B (b)	30,134	211,541
Live Nation Entertainment Inc (b)	45,772	6,622,294
Madison Square Garden Entertainment Corp Class A (b)	12,145	441,349
Madison Square Garden Sports Corp Class A (b)	4,883	1,073,625
Marcus Corp/The	7,131	143,476
Playtika Holding Corp	15,261	109,421
Roku Inc Class A (b)	37,340	3,090,258
Skillz Inc Class A (b)	3,921	26,075
Sphere Entertainment Co Class A (b)(c)	7,985	372,101
TKO Group Holdings Inc Class A (b)	19,440	3,017,282
Vivid Seats Inc Class A (b)(c)	27,437	117,979
Warner Music Group Corp Class A (c)	41,551	1,321,322
		20,285,318
Interactive Media & Services - 0.5%
Angi Inc Class A (b)(c)	21,664	38,994
Bumble Inc Class A (b)	23,654	191,834
Cargurus Inc Class A (b)	25,724	1,008,381
Cars.com Inc (b)	17,310	310,195
EverQuote Inc Class A (b)	7,818	157,924
fuboTV Inc (b)	97,473	393,791
IAC Inc Class A (b)	20,794	880,210
Match Group Inc	73,284	2,616,239
MediaAlpha Inc Class A (b)	9,658	110,004
Nextdoor Holdings Inc Class A (b)	58,396	152,998
QuinStreet Inc (b)	16,425	388,616
Rumble Inc Class A (b)	24,244	300,141
Shutterstock Inc	6,998	206,581
TripAdvisor Inc Class A (b)	32,352	568,101
Vimeo Inc Class A (b)	45,811	307,392
Yelp Inc Class A (b)	19,140	764,452
Ziff Davis Inc (b)	12,409	668,721
ZipRecruiter Inc Class A (b)	22,382	153,988
ZoomInfo Technologies Inc (b)	79,415	817,180
		10,035,742
Media - 1.1%
Advantage Solutions Inc Class A (b)	15,373	40,585
Altice USA Inc Class A (b)	71,938	202,146
AMC Networks Inc Class A (b)(c)	9,472	91,215
Boston Omaha Corp (b)	6,720	97,709
Cable One Inc (c)	1,340	407,373
Cardlytics Inc (b)(c)	15,235	46,619
Clear Channel Outdoor Holdings Inc (b)	96,166	130,786
EchoStar Corp Class A (b)	35,180	973,079
Entravision Communications Corp Class A	18,587	39,962
EW Scripps Co/The Class A (b)	18,108	34,043
Gannett Co Inc (b)	34,832	157,441
Gray Media Inc	24,133	90,257
iHeartMedia Inc Class A (b)	34,118	75,742
Integral Ad Science Holding Corp (b)	21,600	227,016
John Wiley & Sons Inc Class A	12,001	491,201
Liberty Broadband Corp Class A (b)	5,449	414,287
Liberty Broadband Corp Class C (b)	31,962	2,450,207
Magnite Inc (b)	36,737	631,876
National CineMedia Inc (b)	27,907	183,907
New York Times Co/The Class A	47,640	2,586,852
News Corp Class A	109,938	3,091,457
News Corp Class B	33,239	1,052,014
Nexstar Media Group Inc	8,527	1,306,507
Paramount Global Class A (c)	4,968	113,320
Paramount Global Class B (c)	168,805	1,836,598
PubMatic Inc Class A (b)	11,574	174,999
Scholastic Corp	7,536	146,274
Sinclair Inc Class A	11,167	163,597
Sirius XM Holdings Inc	64,525	1,549,245
Stagwell Inc Class A (b)	30,093	187,780
TechTarget Inc/old	7,692	130,995
TEGNA Inc	47,035	856,978
Thryv Holdings Inc (b)	11,698	204,832
WideOpenWest Inc (b)	13,686	58,439
		20,245,338
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	17,774	150,013
NII Holdings Inc (b)(e)	10,174	0
Spok Holdings Inc	6,388	102,718
Telephone and Data Systems Inc	28,516	1,008,041
United States Cellular Corp (b)	4,221	265,079
		1,525,851
TOTAL COMMUNICATION SERVICES		59,797,774

Consumer Discretionary - 12.3%
Automobile Components - 0.8%
Adient PLC (b)	25,576	445,790
American Axle & Manufacturing Holdings Inc (b)	33,872	177,151
BorgWarner Inc	64,119	2,045,396
Cooper-Standard Holdings Inc (b)	5,275	81,341
Dana Inc	37,678	600,587
Dorman Products Inc (b)	7,939	1,042,232
Fox Factory Holding Corp (b)	12,254	334,779
Gentex Corp	66,579	1,725,728
Gentherm Inc (b)	8,981	342,625
Goodyear Tire & Rubber Co/The (b)	83,501	740,654
Holley Inc Class A (b)	17,782	54,235
LCI Industries	7,412	776,703
Lear Corp	15,833	1,489,727
Luminar Technologies Inc Class A (b)(c)	8,092	46,529
Modine Manufacturing Co (b)	15,352	1,557,460
Patrick Industries Inc	9,804	952,361
Phinia Inc	12,324	627,168
QuantumScape Corp Class A (b)(c)	111,720	577,592
Solid Power Inc (b)(c)	42,283	58,773
Standard Motor Products Inc	5,978	185,438
Stoneridge Inc (b)	7,786	40,254
Visteon Corp (b)	8,157	685,677
XPEL Inc (b)(f)	6,585	276,109
		14,864,309
Automobiles - 0.2%
Harley-Davidson Inc	33,467	905,617
Lucid Group Inc Class A (b)(c)	342,945	946,528
Rivian Automotive Inc Class A (b)(c)	212,933	2,674,439
Thor Industries Inc (c)	15,522	1,596,282
Winnebago Industries Inc	8,460	404,388
		6,527,254
Broadline Retail - 0.4%
ContextLogic Inc Class A (b)	7,498	58,259
Dillard's Inc Class A (c)	879	411,469
Etsy Inc (b)	32,787	1,800,334
Groupon Inc (b)(c)	6,998	73,269
Kohl's Corp (c)	32,353	427,383
Macy's Inc	81,143	1,264,208
Nordstrom Inc	28,209	682,658
Ollie's Bargain Outlet Holdings Inc (b)	17,917	1,997,925
Qurate Retail Inc Class A (b)	99,567	35,157
		6,750,662
Distributors - 0.0%
A-Mark Precious Metals Inc	5,242	147,667
Diversified Consumer Services - 1.2%
ADT Inc	103,531	795,118
Adtalem Global Education Inc (b)	10,921	1,169,967
Bright Horizons Family Solutions Inc (b)	16,980	2,081,748
Carriage Services Inc	3,794	155,364
Chegg Inc (b)	29,030	44,706
Coursera Inc (b)	36,461	281,114
Duolingo Inc Class A (b)	11,077	4,031,918
European Wax Center Inc Class A (b)	9,613	64,888
Frontdoor Inc (b)	22,114	1,324,186
Graham Holdings Co Class B	984	913,959
Grand Canyon Education Inc (b)	8,389	1,473,444
H&R Block Inc	40,005	2,212,677
Laureate Education Inc (b)	39,201	733,843
Mister Car Wash Inc (b)	27,251	218,553
Nerdy Inc Class A (b)	24,430	44,463
Perdoceo Education Corp	18,004	518,155
Service Corp International/US	42,230	3,299,008
Strategic Education Inc	7,104	697,826
Stride Inc (b)	12,506	1,687,059
Udemy Inc (b)	25,759	192,677
Universal Technical Institute Inc (b)	12,491	342,628
WW International Inc (b)(c)	21,192	22,887
		22,306,188
Hotels, Restaurants & Leisure - 3.0%
Accel Entertainment Inc Class A (b)	16,151	182,022
Aramark	76,994	2,995,837
BJ's Restaurants Inc (b)	6,757	244,536
Bloomin' Brands Inc	21,831	274,197
Boyd Gaming Corp	19,368	1,484,557
Brinker International Inc (b)	12,974	2,360,879
Caesars Entertainment Inc (b)	62,045	2,236,722
Cheesecake Factory Inc/The (c)	13,732	771,052
Choice Hotels International Inc (c)	6,511	959,266
Churchill Downs Inc	21,463	2,652,398
Cracker Barrel Old Country Store Inc	6,466	420,161
Dave & Buster's Entertainment Inc (b)(c)	9,224	244,989
Denny's Corp (b)	15,410	97,545
Dine Brands Global Inc	4,484	136,224
Dutch Bros Inc Class A (b)	33,218	2,076,789
El Pollo Loco Holdings Inc (b)	7,148	84,846
Everi Holdings Inc (b)	25,169	343,305
First Watch Restaurant Group Inc (b)(c)	11,790	247,354
Golden Entertainment Inc	6,105	199,878
Hilton Grand Vacations Inc (b)	18,152	747,862
Hyatt Hotels Corp Class A	12,345	1,953,349
Jack in the Box Inc (c)	5,646	221,267
Krispy Kreme Inc	24,498	222,197
Kura Sushi USA Inc Class A (b)	1,715	137,200
Life Time Group Holdings Inc (b)	21,090	611,399
Light & Wonder Inc Class A (b)	25,764	2,264,913
Lindblad Expeditions Holdings Inc (b)	10,812	137,529
Lucky Strike Entertainment Corp Class A (c)	8,129	86,574
Marriott Vacations Worldwide Corp	9,389	814,684
Monarch Casino & Resort Inc	3,711	316,697
Norwegian Cruise Line Holdings Ltd (b)	128,464	3,641,954
Papa John's International Inc	9,522	376,786
Penn Entertainment Inc (b)	43,601	898,181
Planet Fitness Inc Class A (b)	24,560	2,656,410
Playa Hotels & Resorts NV (b)	26,750	327,955
PlayAGS Inc (b)	11,335	136,473
Portillo's Inc Class A (b)(c)	16,905	235,149
Potbelly Corp (b)	7,433	92,244
Rci Hospitality Holdings Inc	2,370	131,630
Red Robin Gourmet Burgers Inc (b)	4,411	26,509
Red Rock Resorts Inc Class A	14,449	708,723
Rush Street Interactive Inc Class A (b)	24,491	357,079
Sabre Corp (b)	111,965	375,083
Shake Shack Inc Class A (b)	11,693	1,381,294
Six Flags Entertainment Corp	27,228	1,200,483
Sweetgreen Inc Class A (b)	30,192	993,921
Target Hospitality Corp (b)	9,661	93,035
Texas Roadhouse Inc	19,494	3,530,363
Travel + Leisure Co	19,894	1,081,438
United Parks & Resorts Inc (b)(c)	8,278	435,092
Vail Resorts Inc	10,978	1,867,577
Viking Holdings Ltd	26,553	1,344,378
Wendy's Co/The	49,745	737,718
Wingstop Inc	8,523	2,539,002
Wyndham Hotels & Resorts Inc	22,713	2,385,319
Wynn Resorts Ltd	27,011	2,345,905
Xponential Fitness Inc Class A (b)	7,101	118,800
		55,544,729
Household Durables - 1.8%
Beazer Homes USA Inc (b)	8,436	186,942
Cavco Industries Inc (b)	2,374	1,207,511
Century Communities Inc	8,010	611,804
Champion Homes Inc (b)	15,411	1,422,898
Cricut Inc Class A	15,054	80,840
Dream Finders Homes Inc Class A (b)(c)	8,017	184,952
Ethan Allen Interiors Inc	6,791	210,657
Gopro Inc Class A (b)	34,671	33,703
Green Brick Partners Inc (b)	8,963	541,993
Helen of Troy Ltd (b)	6,690	413,308
Hovnanian Enterprises Inc Class A (b)	1,384	183,228
Installed Building Products Inc	6,776	1,347,340
iRobot Corp (b)	9,184	70,624
KB Home	20,584	1,381,186
La-Z-Boy Inc	12,258	578,578
Landsea Homes Corp Class A (b)	5,055	41,956
Legacy Housing Corp (b)	3,207	82,260
Leggett & Platt Inc	39,235	414,322
LGI Homes Inc (b)	6,017	537,198
Lovesac Co/The (b)	4,290	109,652
M/I Homes Inc (b)	7,975	1,003,255
Meritage Homes Corp	21,115	1,644,225
Mohawk Industries Inc (b)	15,290	1,869,967
Newell Brands Inc	121,281	1,207,959
Purple Innovation Inc Class A (b)	16,686	18,520
SharkNinja Inc	19,227	2,149,771
Sonos Inc (b)	35,335	487,270
Taylor Morrison Home Corp (b)	30,224	1,948,239
Tempur Sealy International Inc	50,756	3,204,734
Toll Brothers Inc	29,479	4,003,543
TopBuild Corp (b)	8,563	2,934,369
Tri Pointe Homes Inc (b)	27,349	1,008,084
Whirlpool Corp	16,089	1,689,506
Worthington Enterprises Inc	9,125	382,338
		33,192,732
Leisure Products - 0.5%
Acushnet Holdings Corp	8,035	524,846
AMMO Inc (b)	24,261	42,457
Brunswick Corp/DE	19,345	1,304,627
Clarus Corp	8,258	40,134
Funko Inc Class A (b)(c)	10,690	149,660
Hasbro Inc	38,182	2,208,447
JAKKS Pacific Inc (b)	2,546	76,584
Johnson Outdoors Inc Class A	1,543	49,993
Malibu Boats Inc Class A (b)	5,769	220,895
MasterCraft Boat Holdings Inc (b)	4,062	73,969
Mattel Inc (b)	98,628	1,838,426
Peloton Interactive Inc Class A (b)(c)	106,171	822,825
Polaris Inc (c)	15,412	735,152
Smith & Wesson Brands Inc	12,991	136,276
Sturm Ruger & Co Inc	4,880	173,728
Topgolf Callaway Brands Corp (b)	41,390	325,325
YETI Holdings Inc (b)	24,697	920,210
		9,643,554
Specialty Retail - 3.1%
1-800-Flowers.com Inc Class A (b)(c)	8,197	65,822
Abercrombie & Fitch Co Class A (b)	14,923	1,781,508
Academy Sports & Outdoors Inc (c)	20,584	1,076,749
Advance Auto Parts Inc	17,346	841,281
America's Car-Mart Inc/TX (b)	2,253	109,699
American Eagle Outfitters Inc	51,241	827,030
Arhaus Inc Class A	15,655	192,243
Arko Corp	20,390	144,157
Asbury Automotive Group Inc (b)	5,715	1,695,526
AutoNation Inc (b)	7,630	1,438,637
Bath & Body Works Inc	63,964	2,405,686
Beyond Inc (b)(c)	11,943	99,007
Boot Barn Holdings Inc (b)	8,913	1,433,656
Buckle Inc/The	8,672	412,874
Build-A-Bear Workshop Inc	3,643	154,245
Caleres Inc	10,299	188,781
Camping World Holdings Inc Class A	17,730	409,386
Carvana Co Class A (b)	34,532	8,545,979
Chewy Inc Class A (b)	48,110	1,875,328
Children's Place Inc/The (b)(c)	5,973	58,476
Citi Trends Inc (b)	2,295	59,441
Designer Brands Inc Class A (c)	11,955	60,134
Destination XL Group Inc (b)(c)	14,139	38,458
Dick's Sporting Goods Inc	16,883	4,052,764
EVgo Inc Class A (b)	30,105	104,464
Five Below Inc (b)	16,108	1,510,608
Floor & Decor Holdings Inc Class A (b)	31,324	3,135,532
Foot Locker Inc (b)	23,932	479,837
GameStop Corp Class A (b)(c)	118,606	3,190,501
Gap Inc/The	64,762	1,558,821
Genesco Inc (b)	3,094	128,865
Group 1 Automotive Inc	3,790	1,730,097
GrowGeneration Corp (b)	17,645	24,703
Guess? Inc (c)	8,369	108,044
Haverty Furniture Cos Inc	3,961	88,845
J Jill Inc	2,027	55,378
Leslie's Inc (b)	52,601	106,254
Lithia Motors Inc Class A	7,772	2,923,049
MarineMax Inc (b)	5,892	178,881
Monro Inc	8,617	169,238
Murphy USA Inc	5,384	2,707,667
National Vision Holdings Inc (b)	22,794	259,852
ODP Corp/The (b)	8,751	197,773
OneWater Marine Inc Class A (b)(c)	3,533	63,841
Penske Automotive Group Inc	5,427	898,874
Petco Health & Wellness Co Inc Class A (b)	25,024	85,582
PetMed Express Inc (b)(c)	5,850	27,846
RealReal Inc/The (b)(c)	27,291	260,356
Revolve Group Inc Class A (b)(c)	11,185	353,222
RH (b)	4,365	1,829,415
RumbleON Inc Class B (b)	7,030	30,581
Sally Beauty Holdings Inc (b)	29,816	324,100
Shoe Carnival Inc	5,107	138,195
Signet Jewelers Ltd	12,933	766,022
Sleep Number Corp (b)	6,638	118,687
Sonic Automotive Inc Class A	4,242	314,969
Sportsman's Warehouse Holdings Inc (b)	9,678	19,743
Stitch Fix Inc Class A (b)	30,193	142,209
ThredUp Inc Class A (b)	25,673	56,224
Upbound Group Inc	14,175	415,895
Urban Outfitters Inc (b)	16,446	911,437
Valvoline Inc (b)	37,748	1,400,828
Victoria's Secret & Co (b)	22,953	834,571
Warby Parker Inc Class A (b)	26,149	724,589
Wayfair Inc Class A (b)(c)	29,071	1,406,164
Winmark Corp	835	325,308
Zumiez Inc (b)	4,885	77,965
		58,151,899
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (b)	34,338	850,896
Carter's Inc (c)	10,489	565,567
Columbia Sportswear Co (c)	9,330	823,839
Crocs Inc (b)	17,061	1,741,416
Figs Inc Class A (b)	37,818	215,184
G-III Apparel Group Ltd (b)	11,210	349,976
Hanesbrands Inc (b)	103,330	839,040
Kontoor Brands Inc	14,478	1,329,804
Levi Strauss & Co Class A	28,768	547,455
Movado Group Inc	4,478	85,619
Oxford Industries Inc	4,345	364,372
PVH Corp	16,293	1,459,853
Ralph Lauren Corp Class A	11,737	2,930,729
Skechers USA Inc Class A (b)	38,413	2,894,035
Steven Madden Ltd	21,134	867,551
Tapestry Inc	68,089	4,966,412
Under Armour Inc Class A (b)	39,345	328,531
Under Armour Inc Class C (b)	55,414	417,267
Vera Bradley Inc (b)(c)	6,456	24,145
VF Corp	96,550	2,507,404
Wolverine World Wide Inc	23,398	522,477
		24,631,572
TOTAL CONSUMER DISCRETIONARY		231,760,566

Consumer Staples - 3.7%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	2,507	628,430
Brown-Forman Corp Class B	53,114	1,753,293
Celsius Holdings Inc (b)(c)	46,006	1,149,230
Coca-Cola Consolidated Inc	1,723	2,356,409
MGP Ingredients Inc (c)	4,123	148,964
Molson Coors Beverage Co Class B	51,004	2,792,469
National Beverage Corp	6,767	284,552
Vita Coco Co Inc/The (b)	11,452	428,763
		9,542,110
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc	117,598	2,357,840
Andersons Inc/The	9,411	383,498
BJ's Wholesale Club Holdings Inc (b)	38,737	3,836,900
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	2,335	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	2,335	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	2,335	0
Casey's General Stores Inc	10,833	4,569,034
Chefs' Warehouse Inc/The (b)	10,003	538,762
Grocery Outlet Holding Corp (b)	28,222	456,914
Ingles Markets Inc Class A	4,273	282,958
Performance Food Group Co (b)	45,476	4,106,938
PriceSmart Inc	7,266	660,988
SpartanNash Co	10,009	182,464
Sprouts Farmers Market Inc (b)	29,189	4,621,786
United Natural Foods Inc (b)	17,475	519,707
US Foods Holding Corp (b)	67,968	4,820,971
Weis Markets Inc	4,745	320,572
		27,659,332
Food Products - 1.1%
B&G Foods Inc	22,870	148,198
Beyond Meat Inc (b)(c)	18,401	72,867
BRC Inc Class A (b)	12,496	33,863
Cal-Maine Foods Inc	11,881	1,281,960
Calavo Growers Inc	4,959	113,512
Darling Ingredients Inc (b)	46,445	1,739,830
Flowers Foods Inc	57,370	1,121,584
Fresh Del Monte Produce Inc	9,737	296,881
Freshpet Inc (b)	14,175	2,267,291
Hain Celestial Group Inc (b)	26,006	131,590
Hormel Foods Corp	84,798	2,542,244
Ingredion Inc	19,015	2,594,407
J & J Snack Foods Corp	4,537	622,613
John B Sanfilippo & Son Inc	2,643	191,195
Lancaster Colony Corp	5,644	952,369
Mission Produce Inc (b)	13,001	154,582
Pilgrim's Pride Corp (b)(c)	11,758	547,217
Post Holdings Inc (b)	13,787	1,463,628
Seaboard Corp	73	177,999
Seneca Foods Corp Class A (b)	1,342	97,845
Simply Good Foods Co/The (b)	26,681	1,013,878
The Campbell's Company	57,344	2,223,227
Tootsie Roll Industries Inc Class A	4,894	152,008
TreeHouse Foods Inc (b)	13,599	469,437
Utz Brands Inc Class A	20,942	279,785
Vital Farms Inc (b)	8,988	394,349
Westrock Coffee Co (b)	10,389	72,306
WK Kellogg Co (c)	19,228	318,993
		21,475,658
Household Products - 0.2%
Central Garden & Pet Co (b)(c)	2,079	75,863
Central Garden & Pet Co Class A	16,097	502,065
Energizer Holdings Inc	19,064	647,985
Reynolds Consumer Products Inc	15,901	439,027
Spectrum Brands Holdings Inc	8,170	690,855
WD-40 Co	3,962	930,872
		3,286,667
Personal Care Products - 0.4%
Beauty Health Co/The Class A (b)	22,147	36,984
BellRing Brands Inc (b)	37,739	2,919,112
Coty Inc Class A (b)	106,698	782,096
Edgewell Personal Care Co	14,093	469,297
elf Beauty Inc (b)(c)	16,453	1,643,819
Herbalife Ltd (b)	28,986	158,264
Honest Co Inc/The (b)	21,073	135,078
Interparfums Inc	5,252	740,637
Medifast Inc (b)	2,925	45,923
Nu Skin Enterprises Inc Class A	14,705	96,318
Olaplex Holdings Inc (b)	35,020	54,631
USANA Health Sciences Inc (b)	3,143	102,368
		7,184,527
Tobacco - 0.0%
Turning Point Brands Inc	5,153	328,452
Universal Corp/VA	7,234	384,270
		712,722
TOTAL CONSUMER STAPLES		69,861,016

Energy - 4.4%
Energy Equipment & Services - 1.0%
Archrock Inc	51,343	1,442,225
Atlas Energy Solutions Inc (c)	17,893	410,823
Bristow Group Inc (b)	7,265	242,433
Cactus Inc Class A	19,510	1,164,942
ChampionX Corp	55,760	1,596,966
Core Laboratories Inc	13,740	233,168
DMC Global Inc (b)	4,920	40,049
Expro Group Holdings NV (b)	31,036	391,985
Helix Energy Solutions Group Inc (b)	41,922	336,214
Helmerich & Payne Inc	28,907	913,172
Innovex International Inc (b)	10,854	169,105
KLX Energy Services Holdings Inc (b)(c)	3,990	21,106
Kodiak Gas Services Inc	11,460	536,099
Liberty Energy Inc Class A	47,745	874,211
Nabors Industries Ltd (b)	2,607	149,173
Noble Corp PLC	38,413	1,231,137
NOV Inc	113,994	1,647,213
NPK International Inc (b)	25,507	176,508
Oceaneering International Inc (b)	29,651	736,827
Oil States International Inc (b)	17,266	87,711
Patterson-UTI Energy Inc	104,063	839,788
ProPetro Holding Corp (b)	23,301	206,913
Ranger Energy Services Inc Class A	4,843	79,377
RPC Inc	24,321	149,088
SEACOR Marine Holdings Inc (b)	7,015	47,562
Select Water Solutions Inc Class A	27,637	345,463
Solaris Energy Infrastructure Inc Class A	10,092	275,411
TETRA Technologies Inc (b)	34,797	144,408
Tidewater Inc (b)	14,038	773,634
Transocean Ltd (b)(c)	226,501	887,884
Valaris Ltd (b)	19,182	919,585
Weatherford International PLC	21,263	1,338,506
		18,408,686
Oil, Gas & Consumable Fuels - 3.4%
Aemetis Inc (b)(c)	13,266	30,643
Amplify Energy Corp (b)	11,828	63,162
Antero Midstream Corp	98,928	1,586,805
Antero Resources Corp (b)	85,424	3,188,024
APA Corp	108,114	2,370,940
Berry Corp	23,441	102,203
California Resources Corp	21,044	1,035,365
Centrus Energy Corp Class A (b)(c)	4,205	346,072
Chord Energy Corp	17,970	2,020,727
Civitas Resources Inc	26,047	1,322,146
Clean Energy Fuels Corp (b)	52,461	173,646
CNX Resources Corp (b)	43,617	1,194,233
Comstock Resources Inc (b)(c)	26,542	492,620
Core Natural Resources Inc	7,822	706,639
Crescent Energy Co Class A (c)	51,174	770,680
CVR CHC LP	10,007	189,633
Delek US Holdings Inc	18,429	329,142
Dorian LPG Ltd	10,800	259,632
DT Midstream Inc	28,471	2,877,849
Eqt Corp	174,417	8,916,197
Evolution Petroleum Corp	9,327	49,526
Excelerate Energy Inc Class A	4,884	145,885
Expand Energy Corp	61,499	6,248,298
FutureFuel Corp	8,221	44,887
Gevo Inc (b)(c)	66,957	117,844
Granite Ridge Resources Inc	16,033	99,244
Green Plains Inc (b)	18,678	166,795
Gulfport Energy Corp (b)	3,651	651,740
Hallador Energy Co (b)	9,548	102,450
HF Sinclair Corp	46,784	1,687,967
International Seaways Inc	11,920	464,284
Kinetik Holdings Inc Class A	11,040	711,307
Magnolia Oil & Gas Corp Class A	56,274	1,333,694
Matador Resources Co	33,990	1,971,420
Murphy Oil Corp	40,168	1,069,674
New Fortress Energy Inc Class A (c)	31,058	465,870
NextDecade Corp (b)	40,522	343,627
Northern Oil & Gas Inc	29,086	1,045,642
Par Pacific Holdings Inc (b)	16,603	277,602
PBF Energy Inc Class A	28,749	841,196
Peabody Energy Corp	35,444	643,309
Permian Resources Corp Class A	186,406	2,730,848
Range Resources Corp	70,569	2,613,876
REX American Resources Corp (b)	4,781	199,463
Riley Exploration Permian Inc	2,681	88,875
Ring Energy Inc (b)	32,559	42,326
SandRidge Energy Inc	9,659	114,459
Sitio Royalties Corp Class A	23,476	472,807
SM Energy Co	33,538	1,273,102
Talos Energy Inc (b)	36,617	363,241
Texas Pacific Land Corp	5,505	7,140,921
Uranium Energy Corp (b)(c)	119,970	846,988
VAALCO Energy Inc	30,832	126,411
Vital Energy Inc (b)(c)	7,985	254,722
Vitesse Energy Inc	7,892	204,245
W&T Offshore Inc	27,907	43,534
World Kinect Corp	17,068	482,512
		63,456,949
TOTAL ENERGY		81,865,635

Financials - 17.9%
Banks - 6.0%
1st Source Corp	4,975	312,032
Amalgamated Financial Corp	6,216	217,187
Amerant Bancorp Inc Class A	10,771	249,887
Ameris Bancorp	18,990	1,246,694
Arrow Financial Corp	4,070	108,302
Associated Banc-Corp	46,853	1,177,884
Atlantic Union Bankshares Corp	26,195	989,385
Axos Financial Inc (b)	15,861	1,109,160
Banc of California Inc	40,540	649,451
BancFirst Corp	5,796	690,188
Bancorp Inc/The (b)	14,036	857,038
Bank First Corp	2,652	268,329
Bank of Hawaii Corp	11,598	864,167
Bank OZK	30,826	1,565,653
BankUnited Inc	21,748	894,060
Banner Corp	10,024	708,396
Berkshire Hills Bancorp Inc	12,204	358,920
BOK Financial Corp	6,522	720,159
Brookline Bancorp Inc	26,434	323,288
Byline Bancorp Inc	7,231	212,158
Cadence Bank	53,469	1,882,109
Camden National Corp	4,293	194,730
Capitol Federal Financial Inc	35,930	213,784
Cathay General Bancorp	20,784	987,032
Central Pacific Financial Corp	7,988	238,761
City Holding Co	4,325	510,912
Coastal Financial Corp/WA Class A (b)	3,234	288,408
Columbia Banking System Inc	61,242	1,708,652
Columbia Financial Inc (b)	7,876	116,486
Comerica Inc	38,427	2,586,906
Commerce Bancshares Inc/MO	35,822	2,392,910
Community Financial System Inc	15,377	1,007,655
Community Trust Bancorp Inc	4,453	238,280
Connectone Bancorp Inc	10,381	263,055
CrossFirst Bankshares Inc (b)	12,747	207,011
Cullen/Frost Bankers Inc	18,750	2,613,750
Customers Bancorp Inc (b)	8,543	486,780
CVB Financial Corp	38,469	801,694
Dime Community Bancshares Inc	11,416	356,522
Eagle Bancorp Inc	8,788	230,333
East West Bancorp Inc	40,522	4,172,550
Eastern Bankshares Inc	56,138	1,030,694
Enterprise Financial Services Corp	10,819	647,409
Equity Bancshares Inc Class A	3,814	166,290
Esquire Financial Holdings Inc	1,953	174,540
FB Financial Corp	10,172	537,183
First Bancorp/Southern Pines NC	12,030	530,884
First Bancshares Inc/The	8,215	315,045
First Busey Corp	15,695	381,075
First Commonwealth Financial Corp	29,660	494,729
First Financial Bancorp	27,850	780,357
First Financial Bankshares Inc	37,457	1,395,648
First Financial Corp/IN	3,212	154,786
First Foundation Inc	22,288	114,782
First Hawaiian Inc	37,260	1,029,121
First Horizon Corp	154,979	3,392,490
First Interstate BancSystem Inc Class A	25,084	826,518
First Merchants Corp	17,144	761,879
First Mid Bancshares Inc	6,018	228,263
First of Long Island Corp/The	6,102	79,325
Flagstar Financial Inc	88,617	1,048,339
Flushing Financial Corp	8,357	116,580
FNB Corp/PA	105,027	1,647,874
Fulton Financial Corp	52,960	1,077,206
German American Bancorp Inc	8,611	355,893
Glacier Bancorp Inc	33,205	1,649,292
Great Southern Bancorp Inc	2,545	149,621
Hancock Whitney Corp	25,138	1,501,744
Hanmi Financial Corp	8,960	215,219
Harborone Northeast Bancorp Inc	11,047	120,081
Heritage Commerce Corp	17,543	169,992
Heritage Financial Corp Wash	9,872	253,710
Hilltop Holdings Inc	13,392	404,171
Hingham Institution For Savings The (c)	522	133,241
Home BancShares Inc/AR	53,965	1,629,203
HomeStreet Inc (b)	5,347	53,843
Hope Bancorp Inc	35,507	414,012
Horizon Bancorp Inc/IN	12,855	215,835
Independent Bank Corp	12,447	835,941
Independent Bank Corp/MI	6,067	220,839
International Bancshares Corp	15,601	1,027,950
Kearny Financial Corp/MD	16,813	116,009
Lakeland Financial Corp	7,464	507,851
Live Oak Bancshares Inc	9,830	348,867
Mercantile Bank Corp	4,713	230,042
Metropolitan Bank Holding Corp (b)	2,877	184,502
Midland States Bancorp Inc	6,288	121,107
National Bank Holdings Corp Class A	11,041	476,198
Nbt Bancorp Inc	13,720	653,484
Nicolet Bankshares Inc	3,923	439,886
Northfield Bancorp Inc	10,567	123,317
Northwest Bancshares Inc	37,176	491,095
OceanFirst Financial Corp	16,863	302,859
Old National Bancorp/IN (c)	93,142	2,221,437
Old Second Bancorp Inc	13,116	246,450
Origin Bancorp Inc	8,587	325,619
Pacific Premier Bancorp Inc	28,056	726,650
Park National Corp	4,234	718,552
Pathward Financial Inc	7,271	579,717
Peapack-Gladstone Financial Corp	4,424	140,020
Peoples Bancorp Inc/OH	10,081	329,145
Pinnacle Financial Partners Inc	22,332	2,786,364
Preferred Bank/Los Angeles CA	3,634	332,002
Premier Financial Corp	10,501	292,243
Prosperity Bancshares Inc	27,770	2,221,600
Provident Financial Services Inc	38,461	714,221
QCR Holdings Inc	4,930	383,357
Renasant Corp (c)	18,450	717,336
S&T Bancorp Inc	11,272	444,568
Sandy Spring Bancorp Inc	13,115	443,680
Seacoast Banking Corp of Florida	24,828	706,357
ServisFirst Bancshares Inc	14,635	1,326,955
Simmons First National Corp Class A	36,468	828,553
Southside Bancshares Inc	8,467	266,118
SouthState Corp	22,351	2,360,042
Stellar Bancorp Inc	13,993	397,401
Stock Yards Bancorp Inc (c)	7,940	585,257
Synovus Financial Corp	41,349	2,332,911
Texas Capital Bancshares Inc (b)	13,467	1,063,220
TFS Financial Corp	15,623	214,348
Tompkins Financial Corp	3,634	254,634
Towne Bank/Portsmouth VA	20,226	723,484
TriCo Bancshares	9,569	419,792
Triumph Financial Inc (b)	6,411	494,032
TrustCo Bank Corp NY	5,622	180,804
Trustmark Corp	17,774	666,525
UMB Financial Corp	12,972	1,529,399
United Bankshares Inc/WV	39,432	1,518,132
United Community Banks Inc/GA	34,963	1,159,723
Univest Financial Corp	8,395	255,124
Valley National Bancorp	139,065	1,429,588
Veritex Holdings Inc	15,859	425,021
WaFd Inc	23,635	701,487
Washington Trust Bancorp Inc	5,025	164,669
Webster Financial Corp	50,102	3,018,144
WesBanco Inc	19,578	686,013
Westamerica BanCorp	7,867	407,196
Western Alliance Bancorp	31,840	2,797,781
Wintrust Financial Corp	19,402	2,537,976
WSFS Financial Corp	17,238	965,328
Zions Bancorp NA	43,104	2,493,997
		111,830,451
Capital Markets - 4.2%
Acadian Asset Management Inc	8,113	202,176
Affiliated Managers Group Inc	8,815	1,656,691
Artisan Partners Asset Management Inc Class A	20,467	914,670
B Riley Financial Inc (c)	4,710	21,689
BGC Group Inc Class A	108,073	1,031,016
Blue Owl Capital Inc Class A	152,888	3,976,617
Bridge Investment Group Holdings Inc Class A	10,438	83,608
Carlyle Group Inc/The	61,555	3,456,929
Cohen & Steers Inc (c)	7,803	691,580
Diamond Hill Investment Group Inc	797	119,582
DigitalBridge Group Inc Class A	46,063	505,311
Donnelley Financial Solutions Inc (b)	7,742	513,837
Ellington Credit Co	8,452	55,445
Evercore Inc Class A	10,332	3,009,402
Federated Hermes Inc Class B	22,823	907,671
Forge Global Holdings Inc Class A (b)	32,265	24,843
Franklin Resources Inc	90,249	2,007,138
GCM Grosvenor Inc Class A (c)	12,924	174,732
Hamilton Lane Inc Class A	12,206	1,942,951
Houlihan Lokey Inc Class A	15,668	2,847,189
Interactive Brokers Group Inc Class A	31,812	6,917,201
Invesco Ltd	131,146	2,521,938
Janus Henderson Group PLC	37,103	1,667,038
Jefferies Financial Group Inc	47,355	3,641,126
Lazard Inc Class A	33,026	1,795,624
MarketAxess Holdings Inc	11,007	2,428,474
Moelis & Co Class A	20,593	1,612,226
Morningstar Inc	7,888	2,592,312
Open Lending Corp (b)	30,391	183,866
Oppenheimer Holdings Inc Class A	1,764	121,398
P10 Inc Class A	13,137	179,451
Perella Weinberg Partners Class A	16,524	426,650
Piper Sandler Cos	4,629	1,468,041
PJT Partners Inc Class A	6,919	1,141,427
Robinhood Markets Inc Class A (b)	207,429	10,775,937
SEI Investments Co	28,641	2,479,738
StepStone Group Inc Class A	18,534	1,187,659
Stifel Financial Corp	29,910	3,465,074
StoneX Group Inc (b)	8,268	905,511
TPG Inc Class A	25,879	1,740,363
Tradeweb Markets Inc Class A	33,964	4,310,032
Victory Capital Holdings Inc Class A	13,307	880,657
Virtu Financial Inc Class A	23,525	942,412
Virtus Invt Partners Inc	1,931	385,235
WisdomTree Inc	33,698	329,903
		78,242,370
Consumer Finance - 1.1%
Ally Financial Inc	80,075	3,120,523
Bread Financial Holdings Inc	14,525	919,868
Credit Acceptance Corp (b)	1,843	935,820
Encore Capital Group Inc (b)(c)	6,999	346,451
Enova International Inc (b)	7,653	859,585
EZCORP Inc Class A (b)	14,889	178,817
FirstCash Holdings Inc	11,370	1,241,036
Green Dot Corp Class A (b)	16,406	145,521
LendingClub Corp (b)	32,916	444,037
Lendingtree Inc (b)	3,190	143,327
Moneylion Inc Class A (b)	1,893	164,653
Navient Corp	22,522	307,876
Nelnet Inc Class A	5,089	560,655
NerdWallet Inc Class A (b)	10,183	145,413
OneMain Holdings Inc	34,798	1,932,681
PRA Group Inc (b)	11,503	254,331
PROG Holdings Inc	12,056	515,394
SLM Corp	61,900	1,727,629
SoFi Technologies Inc Class A (b)	317,168	5,004,911
Upstart Holdings Inc (b)(c)	23,219	1,503,314
World Acceptance Corp (b)	938	132,408
		20,584,250
Financial Services - 2.5%
Affirm Holdings Inc Class A (b)	72,220	4,410,475
AvidXchange Holdings Inc (b)	55,187	584,982
Cannae Holdings Inc	16,097	318,077
Cantaloupe Inc (b)	16,950	137,973
Cass Information Systems Inc	3,647	150,220
Corebridge Financial Inc	76,372	2,578,319
Enact Holdings Inc	8,680	293,210
Equitable Holdings Inc	91,610	4,985,417
Essent Group Ltd	31,000	1,805,750
Euronet Worldwide Inc (b)	12,068	1,188,698
Federal Agricultural Mortgage Corp Class C	2,739	541,719
Flywire Corp (b)	32,425	626,775
HA Sustainable Infrastructure Capital Inc	34,689	971,639
I3 Verticals Inc Class A (b)	6,319	157,280
International Money Express Inc (b)	8,489	160,527
Jackson Financial Inc	21,560	2,031,814
Marqeta Inc Class A (b)	120,731	464,814
Merchants Bancorp/IN	8,000	335,440
MGIC Investment Corp	74,237	1,896,013
Mr Cooper Group Inc (b)	18,685	1,939,690
NCR Atleos Corp (b)	21,025	669,857
NewtekOne Inc	7,230	96,014
NMI Holdings Inc (b)	23,141	893,705
Paymentus Holdings Inc Class A (b)	5,959	190,450
Payoneer Global Inc (b)	74,863	793,548
PennyMac Financial Services Inc	9,263	969,743
Radian Group Inc	43,584	1,482,728
Remitly Global Inc (b)	43,355	1,018,843
Repay Holdings Corp Class A (b)	21,921	163,750
Rocket Cos Inc Class A (b)(c)	39,812	501,631
Sezzle Inc (b)	731	171,061
Shift4 Payments Inc Class A (b)(c)	20,054	2,403,472
Toast Inc Class A (b)	121,128	4,956,558
UWM Holdings Corp Class A	27,537	166,048
Voya Financial Inc	28,099	1,994,748
Walker & Dunlop Inc	9,345	897,774
Western Union Co/The	98,338	1,014,848
WEX Inc (b)	11,619	2,136,618
		46,100,228
Insurance - 3.3%
Ambac Financial Group Inc (b)	14,174	164,844
American Coastal Insurance Corp	7,075	86,244
American Financial Group Inc/OH	21,047	2,874,178
Amerisafe Inc	5,594	279,812
Assurant Inc	14,963	3,219,888
Assured Guaranty Ltd	13,997	1,324,116
Axis Capital Holdings Ltd	22,269	2,026,924
Baldwin Insurance Group Inc/The Class A (b)	19,747	808,640
Bowhead Specialty Holdings Inc	2,345	75,814
Brighthouse Financial Inc (b)	17,332	1,069,558
CNO Financial Group Inc	30,025	1,199,199
eHealth Inc (b)	8,959	89,052
Employers Holdings Inc	7,236	355,722
Enstar Group Ltd (b)	3,626	1,185,666
Erie Indemnity Co Class A	7,280	2,933,476
First American Financial Corp	30,117	1,903,997
Genworth Financial Inc Class A (b)	123,830	895,291
Globe Life Inc	24,483	2,989,129
Goosehead Insurance Inc Class A	7,108	761,764
Hanover Insurance Group Inc/The	10,508	1,608,670
HCI Group Inc (c)	2,482	302,630
Hippo Holdings Inc (b)(c)	5,449	152,572
Horace Mann Educators Corp	11,848	457,688
James River Group Holdings Ltd	10,409	49,755
Kemper Corp	17,583	1,181,226
Kinsale Capital Group Inc	6,460	2,854,932
Lemonade Inc (b)(c)	16,042	533,236
Lincoln National Corp	49,604	1,744,077
Loews Corp	52,685	4,501,933
MBIA Inc (b)	12,043	85,626
Mercury General Corp	7,720	384,765
Old Republic International Corp	68,064	2,489,781
Oscar Health Inc Class A (b)	58,041	963,481
Palomar Hldgs Inc (b)	7,737	834,590
Primerica Inc	9,733	2,824,225
ProAssurance Corp (b)	15,078	225,567
Reinsurance Group of America Inc	19,216	4,378,558
RLI Corp	24,408	1,790,327
Root Inc/OH Class A (b)	2,236	218,010
Ryan Specialty Holdings Inc Class A	31,061	2,068,041
Safety Insurance Group Inc	4,343	343,140
Selective Insurance Group Inc	17,803	1,497,766
Skyward Specialty Insurance Group Inc (b)	9,681	428,675
Stewart Information Services Corp	8,108	528,561
Tiptree Inc Class A	6,562	131,502
Trupanion Inc (b)(c)	9,785	464,200
TWFG Inc Class A	3,629	104,080
United Fire Group Inc	6,153	152,656
Universal Insurance Holdings Inc	7,584	146,675
Unum Group	48,971	3,734,039
White Mountains Insurance Group Ltd	738	1,426,155
		62,850,453
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp	259,605	2,588,262
Annaly Capital Management Inc	163,542	3,337,892
Apollo Commercial Real Estate Finance Inc	37,437	331,692
Arbor Realty Trust Inc (c)	55,800	747,162
Ares Commercial Real Estate Corp	15,441	87,396
ARMOUR Residential REIT Inc	16,295	306,672
Blackstone Mortgage Trust Inc Class A (c)	50,687	912,366
Brightspire Capital Inc Class A	38,389	216,130
Chimera Investment Corp	23,732	353,369
Claros Mortgage Trust Inc	33,883	111,814
Dynex Capital Inc	23,158	307,307
Ellington Financial Inc	26,669	334,963
Franklin BSP Realty Trust Inc	24,634	313,591
Granite Point Mortgage Trust Inc	14,561	41,352
Invesco Mortgage Capital Inc	17,859	151,087
Kkr Real Estate Finance Trust Inc	17,071	170,369
Ladder Capital Corp Class A	32,642	365,917
MFA Financial Inc	29,757	312,449
New York Mortgage Trust Inc	27,304	164,643
Orchid Island Capital Inc	22,744	189,912
Pennymac Mortgage Investment Trust	26,294	357,598
Ready Capital Corp	49,357	328,224
Redwood Trust Inc	38,880	254,664
Rithm Capital Corp	152,396	1,754,078
Starwood Property Trust Inc	94,253	1,823,796
TPG RE Finance Trust Inc	18,823	158,301
Two Harbors Investment Corp	30,717	391,642
		16,412,648
TOTAL FINANCIALS		336,020,400

Health Care - 11.9%
Biotechnology - 5.0%
2seventy bio Inc (b)(c)	14,659	38,993
4D Molecular Therapeutics Inc (b)	10,929	61,202
89bio Inc (b)	29,588	284,045
Absci Corp (b)(c)	25,211	93,533
ACADIA Pharmaceuticals Inc (b)	35,895	669,801
ACELYRIN Inc (b)	20,096	39,589
Actinium Pharmaceuticals Inc (b)	8,490	9,847
Acumen Pharmaceuticals Inc (b)	7,593	11,390
Adicet Bio Inc (b)	16,066	14,218
ADMA Biologics Inc (b)	69,164	1,116,999
Adverum Biotechnologies Inc (b)	5,093	21,492
Agenus Inc (b)	6,916	26,281
Agios Pharmaceuticals Inc (b)	16,624	571,699
Akebia Therapeutics Inc (b)	57,576	128,970
Akero Therapeutics Inc (b)	18,628	1,007,402
Aldeyra Therapeutics Inc (b)	13,547	70,986
Alector Inc (b)	23,095	38,338
Alkermes PLC (b)	47,343	1,492,725
Allogene Therapeutics Inc (b)(c)	43,426	78,167
Altimmune Inc (b)(c)	20,790	138,046
ALX Oncology Holdings Inc (b)	8,055	11,760
Amicus Therapeutics Inc (b)	78,760	754,521
AnaptysBio Inc (b)	5,526	99,081
Anavex Life Sciences Corp (b)(c)	24,699	228,960
Anika Therapeutics Inc (b)	4,266	72,778
Annexon Inc (b)	25,975	99,744
Apellis Pharmaceuticals Inc (b)	31,459	912,626
Apogee Therapeutics Inc (b)	9,101	376,417
Arbutus Biopharma Corp (b)	44,356	147,705
Arcellx Inc (b)	11,366	774,366
Arcturus Therapeutics Holdings Inc (b)	7,347	124,679
Arcus Biosciences Inc (b)	15,782	203,588
Arcutis Biotherapeutics Inc (b)	30,621	405,422
Ardelyx Inc (b)	68,791	368,720
Arrowhead Pharmaceuticals Inc (b)	36,527	726,157
ARS Pharmaceuticals Inc (b)(c)	15,318	199,440
Astria Therapeutics Inc (b)	10,109	79,457
Aura Biosciences Inc (b)	11,315	88,823
Avid Bioservices Inc (b)	18,431	230,019
Avidity Biosciences Inc (b)	34,883	1,148,697
Avita Medical Inc (b)	7,925	72,118
Beam Therapeutics Inc (b)	21,803	565,134
BioCryst Pharmaceuticals Inc (b)	60,026	474,205
Biohaven Ltd (b)	24,589	940,529
Biomea Fusion Inc (b)(c)	6,657	27,826
Bluebird Bio Inc (b)(c)	2,732	21,173
Blueprint Medicines Corp (b)	18,587	2,091,595
Bridgebio Pharma Inc (b)	43,042	1,472,467
C4 Therapeutics Inc (b)	16,020	55,589
Cabaletta Bio Inc (b)(c)	13,701	32,745
CareDx Inc (b)	15,640	364,412
Cargo Therapeutics Inc (b)(c)	10,670	38,412
Caribou Biosciences Inc (b)	24,405	34,899
Carisma Therapeutics Inc rights (b)(e)	47,241	0
Cartesian Therapeutics Inc rights (b)(e)	31,759	13,656
Catalyst Pharmaceuticals Inc (b)	32,644	736,449
Celcuity Inc (b)	7,581	90,593
Celldex Therapeutics Inc (b)	19,361	474,151
Cogent Biosciences Inc (b)	30,117	280,389
Coherus Biosciences Inc (b)(c)	34,509	40,721
Crinetics Pharmaceuticals Inc (b)	27,234	1,097,530
Cullinan Therapeutics Inc (b)	15,423	162,867
Cytokinetics Inc (b)(c)	34,347	1,698,803
Day One Biopharmaceuticals Inc (b)	19,769	244,543
Denali Therapeutics Inc (b)	36,015	839,150
Disc Medicine Inc (b)	5,792	323,194
Dynavax Technologies Corp (b)	35,557	464,019
Dyne Therapeutics Inc (b)	23,288	331,155
Editas Medicine Inc (b)(c)	23,561	30,865
Emergent BioSolutions Inc (b)	15,799	177,739
Enanta Pharmaceuticals Inc (b)	5,644	28,841
Erasca Inc (b)(c)	63,404	119,834
Exelixis Inc (b)	83,378	2,763,981
Fate Therapeutics Inc (b)	27,271	35,452
Geron Corp (b)	152,954	438,978
Gossamer Bio Inc (b)	57,036	56,671
Halozyme Therapeutics Inc (b)	37,141	2,103,666
Heron Therapeutics Inc (b)(c)	42,281	71,878
Humacyte Inc Class A (b)(c)	28,118	128,780
Ideaya Biosciences Inc (b)	25,214	613,961
IGM Biosciences Inc (b)	5,482	8,277
ImmunityBio Inc (b)(c)	46,260	159,597
Immunovant Inc (b)	19,285	419,256
Incyte Corp (b)	46,704	3,463,569
Inhibrx Biosciences Inc	2,744	37,264
Inovio Pharmaceuticals Inc (b)(c)	7,305	15,267
Inozyme Pharma Inc (b)	15,672	22,568
Insmed Inc (b)	52,223	3,999,237
Intellia Therapeutics Inc (b)	30,080	310,426
Ionis Pharmaceuticals Inc (b)	46,225	1,474,578
Iovance Biotherapeutics Inc (b)	65,380	382,473
Ironwood Pharmaceuticals Inc Class A (b)	40,433	94,613
iTeos Therapeutics Inc (b)	7,803	58,835
Janux Therapeutics Inc (b)	9,437	410,321
KalVista Pharmaceuticals Inc (b)(c)	10,835	96,540
Karyopharm Therapeutics Inc (b)(c)	40,258	25,045
Keros Therapeutics Inc (b)	10,304	117,466
Kiniksa Pharmaceuticals International Plc Class A (b)	10,880	213,248
Kodiak Sciences Inc (b)	9,251	59,206
Krystal Biotech Inc (b)	7,378	1,178,562
Kura Oncology Inc (b)	23,491	185,814
Kymera Therapeutics Inc (b)	13,548	536,365
Larimar Therapeutics Inc (b)	9,025	34,656
Lexeo Therapeutics Inc (b)	6,876	37,337
Lexicon Pharmaceuticals Inc (b)(c)	50,872	38,469
Lyell Immunopharma Inc (b)	55,169	32,566
MacroGenics Inc (b)	17,830	53,490
Madrigal Pharmaceuticals Inc (b)	4,976	1,665,965
MannKind Corp (b)(c)	80,883	468,313
Mersana Therapeutics Inc (b)	28,800	17,536
MiMedx Group Inc (b)	34,159	297,183
Mineralys Therapeutics Inc (b)	7,126	73,398
Mirum Pharmaceuticals Inc (b)(c)	11,730	573,362
Myriad Genetics Inc (b)	26,610	337,149
Natera Inc (b)	38,575	6,824,689
Neurocrine Biosciences Inc (b)	29,562	4,488,103
Novavax Inc (b)(c)	46,879	407,379
Nurix Therapeutics Inc (b)	19,188	378,195
Nuvalent Inc Class A (b)	11,183	959,613
Ocugen Inc (b)(c)	81,854	59,541
Olema Pharmaceuticals Inc (b)(c)	10,647	65,053
OmniAb Operations Inc (b)(e)	1,470	3,160
OmniAb Operations Inc (b)(e)	1,470	2,807
Organogenesis Holdings Inc Class A (b)	22,890	84,235
ORIC Pharmaceuticals Inc (b)	13,545	141,139
PDL BioPharma Inc (b)(e)	15,583	0
PDS Biotechnology Corp (b)	10,305	16,900
Praxis Precision Medicines Inc (b)	5,042	385,965
Precigen Inc (b)(c)	43,955	59,339
Prime Medicine Inc (b)(c)	19,163	53,656
Protagonist Therapeutics Inc (b)	17,347	655,717
PTC Therapeutics Inc (b)	22,532	1,033,768
Puma Biotechnology Inc (b)	12,202	35,264
RAPT Therapeutics Inc (b)	7,874	8,975
Recursion Pharmaceuticals Inc Class A (b)(c)	84,261	610,050
REGENXBIO Inc (b)	13,604	109,784
Relay Therapeutics Inc (b)	38,589	172,493
Replimune Group Inc (b)	17,360	242,693
Revolution Medicines Inc (b)	50,016	2,148,187
Rhythm Pharmaceuticals Inc (b)	15,223	904,703
Rigel Pharmaceuticals Inc (b)	5,150	111,498
Rocket Pharmaceuticals Inc (b)	24,680	265,063
Roivant Sciences Ltd (b)	125,980	1,402,157
Sage Therapeutics Inc (b)	15,834	114,797
Sana Biotechnology Inc (b)(c)	38,355	123,503
Sangamo Therapeutics Inc (b)(c)	55,929	68,793
Sarepta Therapeutics Inc (b)	27,900	3,172,788
Savara Inc (b)(c)	34,181	92,289
Scholar Rock Holding Corp (b)	21,577	871,279
SpringWorks Therapeutics Inc (b)	21,626	810,975
Stoke Therapeutics Inc (b)	11,836	135,877
Summit Therapeutics Inc (b)(c)	40,802	877,243
Sutro Biopharma Inc (b)	20,541	39,439
Syndax Pharmaceuticals Inc (b)	24,891	352,705
Tango Therapeutics Inc (b)	18,433	54,930
Tenaya Therapeutics Inc (b)(c)	16,687	17,688
TG Therapeutics Inc (b)	38,979	1,235,634
Travere Therapeutics Inc (b)	22,483	460,002
Twist Bioscience Corp (b)	17,048	892,804
Tyra Biosciences Inc (b)	5,910	85,459
Ultragenyx Pharmaceutical Inc (b)	26,833	1,154,624
United Therapeutics Corp (b)	13,037	4,578,203
Vanda Pharmaceuticals Inc (b)	16,054	70,798
Vaxcyte Inc (b)	33,493	2,958,102
Vera Therapeutics Inc Class A (b)	16,025	597,412
Veracyte Inc (b)	22,566	1,026,302
Vericel Corp (b)	14,370	841,220
Verve Therapeutics Inc (b)(c)	19,820	150,830
Viking Therapeutics Inc (b)(c)	32,480	1,063,720
Vir Biotechnology Inc (b)	26,721	277,898
Viridian Therapeutics Inc (b)	19,589	379,635
Voyager Therapeutics Inc (b)	13,428	73,183
X4 Pharmaceuticals Inc (b)(c)	38,106	26,678
Xencor Inc (b)	20,396	372,839
Y-mAbs Therapeutics Inc (b)	9,531	56,900
Zentalis Pharmaceuticals Inc (b)	15,871	27,616
		94,115,895
Health Care Equipment & Supplies - 2.4%
Alphatec Holdings Inc (b)	29,803	351,377
AngioDynamics Inc (b)	11,893	135,699
Artivion Inc (b)	10,972	339,693
AtriCure Inc (b)	14,247	568,028
Avanos Medical Inc (b)	13,409	230,903
Axogen Inc (b)	12,933	235,510
Butterfly Network Inc Class A (b)	46,410	185,176
Cerus Corp (b)	55,296	103,404
CONMED Corp (c)	9,002	646,164
CVRx Inc (b)	4,202	67,148
DENTSPLY SIRONA Inc	58,084	1,147,740
Embecta Corp	16,662	298,750
Enovis Corp (b)	16,312	766,338
Envista Holdings Corp (b)	50,149	1,029,057
Glaukos Corp (b)	16,088	2,516,807
Globus Medical Inc Class A (b)	33,196	3,077,933
Haemonetics Corp (b)	14,686	1,014,068
ICU Medical Inc (b)	7,144	1,174,188
Inari Medical Inc (b)	14,696	1,170,830
Inogen Inc (b)	7,030	82,181
Inspire Medical Systems Inc (b)	8,751	1,693,319
Integer Holdings Corp (b)	9,803	1,394,183
Integra LifeSciences Holdings Corp (b)	19,388	506,027
iRadimed Corp	2,365	140,032
iRhythm Technologies Inc (b)	9,128	993,583
Lantheus Holdings Inc (b)	20,301	1,878,046
LeMaitre Vascular Inc	5,958	577,509
LivaNova PLC (b)	15,851	791,757
Masimo Corp (b)	12,965	2,258,892
Merit Medical Systems Inc (b)	17,041	1,855,424
Neogen Corp (b)(c)	57,752	661,838
Nevro Corp (b)	10,514	53,305
Novocure Ltd (b)	28,663	702,817
Omnicell Inc (b)	13,510	607,815
OraSure Technologies Inc (b)	21,470	86,309
Orthofix Medical Inc (b)	11,072	202,950
OrthoPediatrics Corp (b)	4,768	114,432
Outset Medical Inc (b)(c)	14,561	11,648
Paragon 28 Inc (b)	11,410	148,558
Penumbra Inc (b)	11,215	2,994,069
PROCEPT BioRobotics Corp (b)	15,795	1,145,138
Pulmonx Corp (b)	11,182	63,513
QuidelOrtho Corp (b)	19,279	837,865
RxSight Inc (b)	10,186	345,000
Semler Scientific Inc (b)(c)	1,690	87,812
Senseonics Holdings Inc (b)(c)	172,559	165,795
SI-BONE Inc (b)	10,990	184,192
Sight Sciences Inc (b)	8,862	24,813
Solventum Corp	40,413	2,992,987
STAAR Surgical Co (b)	14,421	348,844
Surmodics Inc (b)	4,349	148,040
Tactile Systems Technology Inc (b)	7,119	124,654
Tandem Diabetes Care Inc (b)	19,127	708,847
Teleflex Inc	13,558	2,443,694
TransMedics Group Inc (b)(c)	9,790	661,315
Treace Medical Concepts Inc (b)	12,781	128,449
UFP Technologies Inc (b)	2,122	582,829
Utah Medical Products Inc	931	57,004
Varex Imaging Corp (b)	11,916	163,726
Zimvie Inc (b)	8,007	110,817
Zynex Inc (b)(c)	4,577	35,883
		44,174,724
Health Care Providers & Services - 2.3%
23andMe Holding Co Class A (b)	4,574	14,178
Acadia Healthcare Co Inc (b)	27,179	1,226,045
Accolade Inc (b)	21,250	146,413
AdaptHealth Corp (b)	31,073	336,210
Addus HomeCare Corp (b)	5,268	659,343
agilon health Inc (b)	89,692	299,571
Alignment Healthcare Inc (b)	29,527	454,421
Amedisys Inc (b)	9,541	882,543
AMN Healthcare Services Inc (b)	11,098	305,417
Astrana Health Inc (b)	12,084	445,537
Brookdale Senior Living Inc (b)	57,903	268,091
Castle Biosciences Inc (b)	8,238	232,888
Chemed Corp	4,377	2,459,874
Clover Health Investments Corp Class A (b)	119,857	526,172
Community Health Systems Inc (b)	35,835	114,672
Concentra Group Holdings Parent Inc	31,668	738,181
CorVel Corp (b)	7,930	918,691
Cross Country Healthcare Inc (b)	9,017	164,290
DaVita Inc (b)	13,170	2,320,554
DocGo Inc Class A (b)(c)	25,606	125,213
Encompass Health Corp	29,385	2,917,049
Enhabit Inc (b)	14,831	124,580
Ensign Group Inc/The	16,627	2,322,127
Fulgent Genetics Inc (b)	6,086	101,271
Guardant Health Inc (b)	36,055	1,693,864
HealthEquity Inc (b)	25,477	2,813,170
Henry Schein Inc (b)	36,398	2,911,840
Hims & Hers Health Inc Class A (b)(c)	55,811	2,080,634
LifeStance Health Group Inc (b)	37,867	301,800
ModivCare Inc (b)	3,477	13,907
National HealthCare Corp	3,597	369,304
National Research Corp Class A	4,185	69,763
NeoGenomics Inc (b)	37,455	535,607
OPKO Health Inc (b)(c)	98,644	149,939
Option Care Health Inc (b)	49,641	1,534,900
Owens & Minor Inc (b)	21,666	308,524
Patterson Cos Inc	22,928	709,622
Pediatrix Medical Group Inc (b)	24,756	346,089
Pennant Group Inc/The (b)	9,987	264,356
Premier Inc Class A (c)	28,192	638,831
Privia Health Group Inc (b)	30,201	690,093
Progyny Inc (b)	21,667	502,024
RadNet Inc (b)	19,019	1,245,174
Select Medical Holdings Corp	30,580	601,509
Surgery Partners Inc (b)	21,750	554,408
Talkspace Inc Class A (b)	40,443	125,373
Tenet Healthcare Corp (b)	27,785	3,914,629
Universal Health Services Inc Class B	17,131	3,230,221
US Physical Therapy Inc	4,373	387,929
		44,096,841
Health Care Technology - 0.3%
American Well Corp (b)(c)	3,965	42,743
Certara Inc (b)	31,956	454,734
Definitive Healthcare Corp Class A (b)	16,719	81,254
Doximity Inc Class A (b)	37,414	2,211,167
Evolent Health Inc Class A (b)	31,076	324,744
GoodRx Holdings Inc Class A (b)	26,690	127,311
Health Catalyst Inc (b)	17,328	97,557
HealthStream Inc	6,897	225,187
Multiplan Corp Class A (b)(c)	1,830	33,416
OptimizeRx Corp (b)	5,393	29,931
Phreesia Inc (b)	16,080	457,637
Schrodinger Inc/United States (b)(c)	16,280	408,221
Simulations Plus Inc	4,922	168,923
Teladoc Health Inc (b)	50,156	509,585
TruBridge Inc (b)	3,559	88,334
Waystar Holding Corp (b)	13,569	545,338
		5,806,082
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (b)	31,212	468,180
Adaptive Biotechnologies Corp (b)	32,823	254,378
Azenta Inc (b)	13,343	721,189
Bio-Rad Laboratories Inc Class A (b)	5,622	2,028,867
BioLife Solutions Inc (b)	10,483	286,238
Bruker Corp	32,374	1,882,548
Codexis Inc (b)	23,838	99,881
CryoPort Inc (b)	14,532	109,571
Cytek Biosciences Inc (b)	31,053	159,923
Fortrea Holdings Inc (b)	26,057	438,018
Lifecore Biomedical Inc (b)	10,791	64,099
Maravai LifeSciences Holdings Inc Class A (b)	34,665	170,898
MaxCyte Inc (United States) (b)	30,794	138,881
Medpace Holdings Inc (b)	7,443	2,598,723
Mesa Laboratories Inc	1,566	215,623
OmniAb Inc (b)(c)	29,666	95,525
Pacific Biosciences of California Inc (b)(c)	72,511	111,667
Quanterix Corp (b)	10,389	95,475
Repligen Corp (b)	15,210	2,528,054
Sotera Health Co (b)	44,393	608,628
Standard BioTools Inc (b)	86,390	133,905
		13,210,271
Pharmaceuticals - 1.2%
Alumis Inc	4,079	30,511
Amneal Intermediate Inc Class A (b)	43,072	355,775
Amphastar Pharmaceuticals Inc (b)	10,963	382,280
Amylyx Pharmaceuticals Inc (b)	14,648	53,465
ANI Pharmaceuticals Inc (b)	4,849	284,345
Arvinas Inc (b)	18,775	330,628
Assertio Holdings Inc (b)	27,236	21,859
Atea Pharmaceuticals Inc (b)	22,164	67,822
Axsome Therapeutics Inc (b)	11,929	1,269,961
Cassava Sciences Inc (b)(c)	12,766	30,383
Collegium Pharmaceutical Inc (b)	9,370	300,964
Corcept Therapeutics Inc (b)	27,291	1,826,314
CorMedix Inc (b)	17,597	180,721
Edgewise Therapeutics Inc (b)	17,135	480,123
Elanco Animal Health Inc (b)	144,453	1,737,770
Enliven Therapeutics Inc (b)(c)	8,703	190,248
Esperion Therapeutics Inc (b)	51,793	92,709
Evolus Inc (b)	14,473	202,188
EyePoint Pharmaceuticals Inc (b)	19,825	151,661
Fulcrum Therapeutics Inc (b)	12,655	50,114
Harmony Biosciences Holdings Inc (b)	11,227	435,271
Harrow Inc (b)	8,912	273,777
Innoviva Inc (b)	16,202	302,005
Intra-Cellular Therapies Inc (b)	28,803	3,660,285
Jazz Pharmaceuticals PLC (b)	17,658	2,196,125
Ligand Pharmaceuticals Inc (b)	5,498	640,792
Liquidia Corp (b)	13,753	195,705
Mind Medicine MindMed Inc (b)(c)	19,287	130,959
Nuvation Bio Inc Class A (b)	74,225	171,460
Ocular Therapeutix Inc (b)	37,320	287,364
Omeros Corp (b)(c)	16,884	145,540
Organon & Co	75,212	1,170,299
Pacira BioSciences Inc (b)	13,511	355,745
Perrigo Co PLC	39,766	990,571
Phathom Pharmaceuticals Inc (b)(c)	12,987	77,792
Phibro Animal Health Corp Class A	6,064	132,256
Pliant Therapeutics Inc (b)	15,864	170,538
Prestige Consumer Healthcare Inc (b)	14,484	1,111,937
Rapport Therapeutics Inc (b)	2,527	41,468
Revance Therapeutics Inc (b)	26,368	95,716
scPharmaceuticals Inc (b)(c)	8,365	27,771
SIGA Technologies Inc	11,932	71,353
Supernus Pharmaceuticals Inc (b)	16,156	619,906
Tarsus Pharmaceuticals Inc (b)	10,167	546,578
Terns Pharmaceuticals Inc (b)	17,274	77,042
Theravance Biopharma Inc (b)	10,357	97,149
Ventyx Biosciences Inc (b)	18,017	36,214
WaVe Life Sciences Ltd (b)	34,154	395,162
Xeris Biopharma Holdings Inc (b)	43,221	153,867
Xeris Biopharma Holdings Inc rights (b)(e)	12,393	0
Zevra Therapeutics Inc (b)	14,212	111,422
		22,761,910
TOTAL HEALTH CARE		224,165,723

Industrials - 19.7%
Aerospace & Defense - 1.4%
AAR Corp (b)	10,279	696,505
AeroVironment Inc (b)	8,179	1,473,447
AerSale Corp (b)	9,290	62,893
Archer Aviation Inc Class A (b)(c)	85,105	804,242
Astronics Corp (b)	8,694	153,884
BWX Technologies Inc	26,723	3,017,828
Cadre Holdings Inc	7,578	292,132
Curtiss-Wright Corp	11,089	3,847,218
Ducommun Inc (b)	3,960	270,785
Hexcel Corp	23,660	1,542,632
Huntington Ingalls Industries Inc	11,420	2,252,709
Kratos Defense & Security Solutions Inc (b)	44,096	1,471,484
Leonardo DRS Inc (b)	21,619	759,908
Mercury Systems Inc (b)	14,781	616,220
Moog Inc Class A	8,394	1,524,854
National Presto Industries Inc	1,491	143,389
Rocket Lab USA Inc Class A (b)(c)	102,124	2,966,702
Spirit AeroSystems Holdings Inc Class A (b)	34,156	1,161,646
Triumph Group Inc (b)	22,449	420,694
V2X Inc (b)	4,132	215,401
Virgin Galactic Holdings Inc Class A (b)(c)	7,478	35,595
Woodward Inc	17,434	3,229,649
		26,959,817
Air Freight & Logistics - 0.3%
Air Transport Services Group Inc (b)	14,631	325,101
CH Robinson Worldwide Inc	34,507	3,433,101
Forward Air Corp Class A (b)(c)	5,792	186,792
GXO Logistics Inc (b)	34,888	1,585,660
Hub Group Inc Class A	17,812	794,593
		6,325,247
Building Products - 2.4%
A O Smith Corp	34,865	2,346,415
AAON Inc	19,695	2,292,104
Advanced Drainage Systems Inc	20,602	2,490,988
Allegion plc	25,392	3,370,280
American Woodmark Corp (b)	4,491	349,669
Apogee Enterprises Inc	6,379	325,457
Armstrong World Industries Inc	12,686	1,915,713
AZEK Co Inc/The Class A (b)	42,303	2,167,183
AZZ Inc	8,751	750,748
CSW Industrials Inc	4,909	1,619,037
Fortune Brands Innovations Inc	36,280	2,600,188
Gibraltar Industries Inc (b)	8,896	545,948
Griffon Corp	11,578	877,265
Hayward Holdings Inc (b)	41,611	626,662
Insteel Industries Inc	5,881	168,725
Janus International Group Inc (b)	40,955	339,517
JELD-WEN Holding Inc (b)	24,853	221,689
Lennox International Inc	9,370	5,550,975
Masterbrand Inc (b)	36,982	640,528
Owens Corning	25,076	4,627,776
Quanex Building Products Corp	13,855	290,955
Resideo Technologies Inc (b)	42,955	967,347
Simpson Manufacturing Co Inc	12,373	2,078,664
Tecnoglass Inc	6,471	491,796
Trex Co Inc (b)	31,300	2,279,579
UFP Industries Inc	17,742	2,051,862
Zurn Elkay Water Solutions Corp	41,523	1,637,667
		43,624,737
Commercial Services & Supplies - 1.5%
ABM Industries Inc	18,331	978,142
ACCO Brands Corp	27,155	142,835
ACV Auctions Inc Class A (b)	46,202	977,634
Aris Water Solutions Inc Class A	7,720	197,092
Brady Corp Class A	12,843	956,675
BrightView Holdings Inc (b)	16,777	264,406
Brink's Co/The	12,749	1,189,864
Casella Waste Systems Inc Class A (b)	18,194	1,956,583
CECO Environmental Corp (b)	8,360	236,755
Clean Harbors Inc (b)	14,794	3,447,002
CoreCivic Inc (b)	32,141	657,605
Deluxe Corp	12,901	299,174
Driven Brands Holdings Inc (b)	17,053	281,545
Ennis Inc	7,536	156,372
Enviri Corp (b)	23,433	224,488
GEO Group Inc/The (b)	39,716	1,251,451
Healthcare Services Group Inc (b)	21,459	237,980
HNI Corp	13,979	696,853
Interface Inc	17,010	421,168
Liquidity Services Inc (b)	6,469	224,151
Matthews International Corp Class A	8,906	249,279
MillerKnoll Inc	20,345	456,542
Montrose Environmental Group Inc (b)	9,304	193,709
MSA Safety Inc	11,470	1,889,453
OPENLANE Inc (b)	31,163	632,921
Pitney Bowes Inc	46,240	411,998
Pursuit Attractions and Hospitality Inc (b)	6,204	245,058
Rollins Inc	81,882	4,053,159
Steelcase Inc Class A	27,359	314,081
Tetra Tech Inc	78,136	2,875,405
UniFirst Corp/MA	4,374	937,436
Vestis Corp	33,329	465,939
VSE Corp	5,208	533,039
		28,055,794
Construction & Engineering - 2.0%
AECOM	39,155	4,128,503
Ameresco Inc Class A (b)	9,483	214,600
API Group Corp (b)	70,704	2,697,358
Arcosa Inc	14,265	1,445,045
Argan Inc	3,732	510,538
Bowman Consulting Group Ltd (b)	4,143	105,356
Comfort Systems USA Inc	10,366	4,527,351
Construction Partners Inc Class A (b)	13,707	1,102,043
Dycom Industries Inc (b)	8,505	1,608,806
EMCOR Group Inc	13,439	6,021,478
Everus Construction Group Inc	14,928	1,027,196
Fluor Corp (b)	50,091	2,414,887
Granite Construction Inc	12,782	1,126,605
Great Lakes Dredge & Dock Corp (b)	19,579	215,173
IES Holdings Inc (b)	2,451	542,357
Limbach Holdings Inc (b)	2,986	276,145
MasTec Inc (b)	17,968	2,606,977
Matrix Service Co (b)	7,230	98,038
MYR Group Inc (b)	4,739	670,900
Primoris Services Corp	15,697	1,205,059
Sterling Infrastructure Inc (b)	8,971	1,277,650
Tutor Perini Corp (b)	12,792	308,159
Valmont Industries Inc	5,843	1,938,474
WillScot Holdings Corp (b)	53,959	1,999,721
		38,068,419
Electrical Equipment - 1.3%
Acuity Brands Inc	8,930	2,968,243
Allient Inc	4,371	110,193
American Superconductor Corp (b)(c)	11,457	300,975
Array Technologies Inc (b)(c)	42,275	309,876
Atkore Inc	10,451	851,129
Blink Charging Co (b)(c)	29,565	36,069
Bloom Energy Corp Class A (b)(c)	58,154	1,371,271
ChargePoint Holdings Inc Class A (b)(c)	115,396	111,034
Energy Vault Holdings Inc Class A (b)(c)	27,309	47,518
EnerSys	11,606	1,126,594
Enovix Corp Class B (b)(c)	46,940	566,096
Eos Energy Enterprises Inc (b)(c)	63,439	364,140
Fluence Energy Inc Class A (b)(c)	17,910	233,009
FuelCell Energy Inc (b)(c)	5,948	45,681
Generac Holdings Inc (b)	17,381	2,595,505
GrafTech International Ltd (b)	56,572	84,858
LSI Industries Inc	7,893	166,306
Net Power Inc Class A (b)(c)	10,524	90,401
NEXTracker Inc Class A (b)(c)	41,987	2,116,985
NuScale Power Corp Class A (b)(c)	26,631	634,883
nVent Electric PLC	48,129	3,132,717
Plug Power Inc (b)(c)	248,452	462,121
Powell Industries Inc (c)	2,737	656,278
Preformed Line Products Co	864	129,980
Regal Rexnord Corp	19,343	3,070,314
Sensata Technologies Holding PLC	43,798	1,189,554
Shoals Technologies Group Inc (b)	49,721	237,666
Stem Inc Class A (b)(c)	48,412	29,372
Sunrun Inc (b)(c)	65,769	595,209
Thermon Group Holdings Inc (b)	9,865	273,063
TPI Composites Inc (b)(c)	10,910	17,783
Vicor Corp (b)	6,786	347,036
		24,271,859
Ground Transportation - 1.2%
ArcBest Corp	6,902	659,900
Avis Budget Group Inc (b)	4,893	438,902
Covenant Logistics Group Inc Class A	4,464	123,697
Ftai Infrastructure Inc	33,051	232,018
Heartland Express Inc	13,087	149,715
Hertz Global Holdings Inc (b)(c)	35,799	147,850
Knight-Swift Transportation Holdings Inc	47,302	2,700,471
Landstar System Inc	10,368	1,707,195
Lyft Inc Class A (b)	107,033	1,449,227
Marten Transport Ltd	17,138	263,925
Proficient Auto Logistics Inc	5,004	49,239
RXO Inc (b)	40,936	1,050,008
Ryder System Inc	12,337	1,966,641
Saia Inc (b)	7,764	3,727,575
Schneider National Inc Class B	13,692	407,337
U-Haul Holding Co (b)	3,236	235,807
U-Haul Holding Co Class N	28,875	1,869,368
Werner Enterprises Inc	17,977	648,970
XPO Inc (b)	34,011	4,546,251
		22,374,096
Machinery - 4.7%
3D Systems Corp (b)(c)	39,401	141,844
AGCO Corp	18,098	1,889,974
Alamo Group Inc	3,043	564,659
Albany International Corp Class A	9,168	740,316
Allison Transmission Holdings Inc	25,269	2,970,118
Astec Industries Inc	6,803	237,493
Atmus Filtration Technologies Inc	24,241	1,013,759
Blue Bird Corp (b)	9,412	335,255
Chart Industries Inc (b)	12,275	2,597,267
CNH Industrial NV Class A	255,276	3,287,955
Columbus McKinnon Corp/NY	8,445	307,567
Crane Co	14,195	2,417,692
Desktop Metal Inc (b)(c)	6,820	15,481
Donaldson Co Inc	34,973	2,489,728
Douglas Dynamics Inc	6,892	178,158
Energy Recovery Inc (b)	16,974	243,407
Enerpac Tool Group Corp Class A	15,774	712,827
Enpro Inc	6,140	1,140,198
Esab Corp	16,585	2,053,886
ESCO Technologies Inc	7,504	996,081
Federal Signal Corp	17,843	1,754,145
Flowserve Corp	38,318	2,399,473
Franklin Electric Co Inc	11,513	1,151,185
Gates Industrial Corp PLC (b)	66,059	1,366,761
Gorman-Rupp Co/The	5,936	227,824
Graco Inc	49,369	4,155,389
Graham Corp (b)	2,973	135,034
Greenbrier Cos Inc/The	9,135	605,285
Helios Technologies Inc	9,668	431,289
Hillenbrand Inc	20,546	698,359
Hillman Solutions Corp Class A (b)	57,161	571,610
Hyliion Holdings Corp Class A (b)	37,987	89,269
Hyster-Yale Inc Class A	3,218	171,906
ITT Inc	23,810	3,595,786
JBT Marel Corp	9,321	1,239,693
Kadant Inc	3,430	1,279,047
Kennametal Inc	22,656	542,611
Lincoln Electric Holdings Inc	16,468	3,273,509
Lindsay Corp	3,177	426,322
Manitowoc Co Inc/The (b)	10,504	104,935
Middleby Corp/The (b)	15,725	2,691,177
Miller Industries Inc/TN	3,396	224,034
Mueller Industries Inc	33,227	2,616,626
Mueller Water Products Inc Class A1	45,548	1,047,604
Nikola Corp (b)(c)	17,134	13,538
Nordson Corp	15,857	3,492,029
Oshkosh Corp	19,060	2,218,584
Pentair PLC	48,212	4,998,620
Proto Labs Inc (b)	7,141	297,994
RBC Bearings Inc (b)	9,121	3,180,949
REV Group Inc	15,181	526,781
Shyft Group Inc/The	9,325	111,993
Snap-on Inc	15,314	5,438,767
SPX Technologies Inc (b)	13,518	2,007,693
Standex International Corp	3,558	650,047
Symbotic Inc Class A (b)(c)	11,179	328,104
Tennant CO	5,478	468,479
Terex Corp	19,440	934,870
Timken Co/The	18,670	1,498,641
Titan International Inc (b)	14,513	128,150
Toro Co/The	29,972	2,495,768
Trinity Industries Inc	23,930	905,272
Wabash National Corp	12,684	197,870
Watts Water Technologies Inc Class A	8,000	1,654,240
		86,680,927
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	12,443	179,926
Kirby Corp (b)	16,763	1,829,681
Matson Inc	9,710	1,377,364
Pangaea Logistics Solutions Ltd	9,740	51,135
		3,438,106
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	37,041	2,713,253
Allegiant Travel Co	4,248	435,123
American Airlines Group Inc (b)(c)	191,784	3,244,985
Blade Air Mobility Inc (b)	18,183	70,004
Frontier Group Holdings Inc (b)(c)	23,374	197,043
JetBlue Airways Corp (b)	86,822	571,289
Joby Aviation Inc Class A (b)(c)	140,515	1,160,654
SkyWest Inc (b)	11,734	1,418,875
Sun Country Airlines Holdings Inc (b)	11,457	194,311
		10,005,537
Professional Services - 2.4%
Alight Inc Class A	132,274	906,077
Asure Software Inc (b)(c)	7,524	88,934
Barrett Business Services Inc	7,622	330,261
CACI International Inc (b)	6,554	2,531,548
Cbiz Inc (b)	14,575	1,250,681
Clarivate PLC (b)(c)	130,823	709,061
Concentrix Corp	13,613	711,688
Conduent Inc (b)	43,590	172,616
CRA International Inc	1,979	363,305
CSG Systems International Inc	8,152	479,256
Dayforce Inc (b)(c)	46,028	3,256,021
Dun & Bradstreet Holdings Inc	90,188	1,109,312
ExlService Holdings Inc (b)	46,917	2,358,048
Exponent Inc	14,838	1,360,199
First Advantage Corp (b)	17,507	330,532
FiscalNote Holdings Inc Class A (b)	23,433	29,291
Forrester Research Inc (b)	3,305	50,401
Franklin Covey Co (b)	3,394	128,667
FTI Consulting Inc (b)	10,319	2,015,817
Genpact Ltd	47,381	2,306,981
Heidrick & Struggles International Inc	5,958	276,987
Huron Consulting Group Inc (b)	4,783	606,389
ICF International Inc (c)	5,519	644,122
Innodata Inc (b)(c)	7,433	275,616
Insperity Inc	10,360	777,104
KBR Inc	38,948	2,119,550
Kelly Services Inc Class A	9,691	136,449
Kforce Inc	4,982	277,647
Korn Ferry	15,223	1,076,723
Legalzoom.com Inc (b)	31,761	285,531
ManpowerGroup Inc	13,762	828,748
Maximus Inc	17,581	1,323,673
NV5 Global Inc (b)	15,325	288,723
Parsons Corp (b)	13,660	1,082,828
Paycom Software Inc	14,206	2,948,597
Paycor HCM Inc (b)	23,583	521,892
Paylocity Holding Corp (b)	12,692	2,608,460
Planet Labs PBC Class A (b)	62,215	379,512
Rcm Technologies Inc (b)	1,566	30,584
Resources Connection Inc	8,960	75,264
Robert Half Inc	29,648	1,920,894
Science Applications International Corp	14,466	1,566,378
Spire Global Inc Class A (b)(c)	6,686	114,665
TriNet Group Inc	8,964	837,148
TrueBlue Inc (b)	8,624	70,286
TTEC Holdings Inc	5,182	19,587
Upwork Inc (b)	36,152	569,756
Verra Mobility Corp Class A (b)	48,025	1,267,380
		43,419,189
Trading Companies & Distributors - 1.8%
Air Lease Corp Class A	30,259	1,397,966
Alta Equipment Group Inc Class A	6,730	49,129
Applied Industrial Technologies Inc	11,218	2,917,017
Beacon Roofing Supply Inc (b)	18,066	2,137,930
BlueLinx Holdings Inc (b)	2,436	262,552
Boise Cascade Co	11,214	1,414,758
Core & Main Inc Class A (b)	56,223	3,173,226
Custom Truck One Source Inc Class A (b)(c)	15,597	79,389
Distribution Solutions Group Inc (b)	2,631	84,850
DNOW Inc (b)	30,832	458,780
DXP Enterprises Inc/TX (b)	3,697	374,469
FTAI Aviation Ltd	29,925	3,008,360
GATX Corp	10,363	1,714,766
Global Industrial Co	3,995	98,716
GMS Inc (b)	11,532	972,609
H&E Equipment Services Inc	9,183	814,440
Herc Holdings Inc	8,292	1,691,236
Hudson Technologies Inc (b)	11,344	65,795
Karat Packaging Inc	1,948	60,213
McGrath RentCorp	7,150	877,091
Mrc Global Inc (b)	24,889	365,371
MSC Industrial Direct Co Inc Class A	13,045	1,048,948
Rush Enterprises Inc Class A	18,146	1,102,370
SiteOne Landscape Supply Inc (b)	13,262	1,887,183
Titan Machinery Inc (b)	6,153	115,184
Transcat Inc (b)	2,654	204,411
Watsco Inc	10,168	4,866,303
Wesco International Inc	13,022	2,409,070
Xometry Inc Class A (b)	13,002	431,796
		34,083,928
TOTAL INDUSTRIALS		367,307,656

Information Technology - 11.6%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (b)	20,866	216,380
Applied Optoelectronics Inc (b)(c)	12,440	347,325
Aviat Networks Inc (b)	3,456	65,836
Calix Inc (b)	17,238	684,004
Ciena Corp (b)	42,157	3,673,561
Clearfield Inc (b)(c)	3,400	124,066
CommScope Holding Co Inc (b)	62,599	316,125
Comtech Telecommunications Corp (b)	7,638	15,275
Digi International Inc (b)	10,717	334,906
Extreme Networks Inc (b)	38,782	613,143
Harmonic Inc (b)	33,927	382,697
Infinera Corp (b)(c)	60,759	402,225
Juniper Networks Inc	96,689	3,370,579
Lumentum Holdings Inc (b)	20,059	1,706,219
Netgear Inc (b)	8,438	233,311
NetScout Systems Inc (b)	20,732	494,251
Viasat Inc (b)(c)	24,636	236,998
Viavi Solutions Inc (b)	64,389	775,244
		13,992,145
Electronic Equipment, Instruments & Components - 2.0%
Advanced Energy Industries Inc	11,028	1,269,102
Arlo Technologies Inc (b)	29,077	340,492
Arrow Electronics Inc (b)	15,379	1,792,422
Avnet Inc	25,372	1,310,718
Badger Meter Inc	8,595	1,838,556
Bel Fuse Inc Class B	3,025	245,328
Belden Inc	11,797	1,373,997
Benchmark Electronics Inc	10,527	449,082
Cognex Corp	50,163	2,001,504
Coherent Corp (b)	45,145	4,085,171
Crane NXT Co	14,359	918,545
CTS Corp	8,760	447,548
Daktronics Inc (b)	11,545	189,453
ePlus Inc (b)	7,733	617,867
Evolv Technologies Holdings Inc Class A (b)(c)	32,223	129,214
FARO Technologies Inc (b)	5,482	173,889
Insight Enterprises Inc (b)	7,966	1,376,127
IPG Photonics Corp (b)	7,783	570,727
Itron Inc (b)	13,142	1,410,925
Kimball Electronics Inc (b)	7,345	133,532
Knowles Corp (b)	25,996	492,104
Lightwave Logic Inc (b)(c)	36,821	66,278
Littelfuse Inc	7,252	1,728,587
Methode Electronics Inc	10,633	120,366
MicroVision Inc (b)(c)	64,428	102,441
Mirion Technologies Inc Class A (b)	54,659	865,799
Napco Security Technologies Inc	10,774	395,406
nLight Inc (b)	14,106	157,564
Novanta Inc (b)	10,513	1,573,376
OSI Systems Inc (b)	4,552	894,195
Ouster Inc Class A (b)(c)	12,669	126,183
PAR Technology Corp (b)(c)	10,561	766,623
PC Connection Inc	3,606	267,637
Plexus Corp (b)	7,965	1,128,720
Richardson Electronics Ltd/United States	3,891	51,360
Rogers Corp (b)	4,943	459,946
Sanmina Corp (b)	15,961	1,336,415
ScanSource Inc (b)	6,382	267,087
SmartRent Inc Class A (b)	51,235	75,315
TD SYNNEX Corp	22,123	3,152,749
TTM Technologies Inc (b)	29,741	731,331
Vishay Intertechnology Inc	32,844	556,049
Vishay Precision Group Inc (b)	3,461	80,641
Vontier Corp	43,847	1,690,302
		37,760,673
IT Services - 0.6%
Amdocs Ltd	33,381	2,943,870
Applied Digital Corp (b)(c)	50,015	356,107
ASGN Inc (b)	12,904	1,138,262
BigCommerce Holdings Inc (b)	19,074	116,161
Couchbase Inc (b)	12,020	213,235
DigitalOcean Holdings Inc (b)	18,591	771,155
DXC Technology Co (b)	52,735	1,145,404
Fastly Inc Class A (b)	37,787	395,630
Grid Dynamics Holdings Inc (b)	17,941	405,287
Hackett Group Inc/The	7,394	228,327
Kyndryl Holdings Inc (b)	67,800	2,573,688
Rackspace Technology Inc (b)	22,813	59,997
Unisys Corp (b)	20,083	133,753
		10,480,876
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research Inc Class A (b)	14,251	292,858
Aehr Test Systems (b)(c)	8,099	91,762
Alpha & Omega Semiconductor Ltd (b)	6,907	265,367
Ambarella Inc (b)	11,372	872,460
Amkor Technology Inc	33,251	818,307
Atomera Inc (b)(c)	8,213	71,946
Axcelis Technologies Inc (b)	9,572	650,896
AXT Inc (b)	11,297	23,611
CEVA Inc (b)	6,907	222,474
Cirrus Logic Inc (b)	15,514	1,558,226
Cohu Inc (b)	13,748	314,967
Credo Technology Group Holding Ltd (b)	41,689	2,919,065
Diodes Inc (b)	13,489	795,581
FormFactor Inc (b)	22,650	907,133
Ichor Holdings Ltd (b)	9,791	268,861
Impinj Inc (b)	6,670	846,356
inTEST Corp (b)	3,880	35,502
Kopin Corp (b)	41,004	71,347
Lattice Semiconductor Corp (b)	40,314	2,298,704
MACOM Technology Solutions Holdings Inc (b)	16,920	2,237,670
MaxLinear Inc Class A (b)	22,333	398,867
MKS Instruments Inc	19,667	2,227,878
Navitas Semiconductor Corp Class A (b)(c)	38,304	116,061
NVE Corp	1,396	100,037
Onto Innovation Inc (b)	14,419	2,952,435
PDF Solutions Inc (b)	9,111	253,832
Penguin Solutions Inc (b)	15,581	315,983
Photronics Inc (b)	18,507	425,476
Power Integrations Inc	16,682	1,039,622
Rambus Inc (b)	31,120	1,917,614
Rigetti Computing Inc Class A (b)(c)	46,496	612,352
Semtech Corp (b)	24,626	1,648,957
Silicon Laboratories Inc (b)	9,497	1,287,698
SiTime Corp (b)	5,536	1,130,451
SkyWater Technology Inc (b)(c)	6,315	65,234
SolarEdge Technologies Inc (b)(c)	16,733	219,202
Synaptics Inc (b)	11,707	993,924
Ultra Clean Holdings Inc (b)	13,130	484,103
Universal Display Corp	12,892	1,932,769
Veeco Instruments Inc (b)	16,615	421,689
Wolfspeed Inc (b)(c)	37,310	228,710
		34,335,987
Software - 6.0%
8x8 Inc (b)	38,602	108,086
A10 Networks Inc	21,611	423,792
ACI Worldwide Inc (b)	30,600	1,638,630
Adeia Inc	31,940	410,429
Agilysys Inc (b)	6,562	592,024
Alarm.com Holdings Inc (b)	14,464	877,531
Alkami Technology Inc (b)	19,468	677,292
Altair Engineering Inc Class A (b)	17,421	1,922,407
Amplitude Inc Class A (b)	24,532	298,800
Appfolio Inc Class A (b)	6,742	1,577,021
Appian Corp Class A (b)	12,406	435,327
Asana Inc Class A (b)	24,741	527,973
Aspen Technology Inc (b)	7,749	2,042,249
Aurora Innovation Inc Class A (b)(c)	295,892	2,012,066
AvePoint Inc Class A (b)	30,231	567,738
Bentley Systems Inc Class B	45,006	2,095,029
BILL Holdings Inc (b)	27,789	2,689,142
Blackbaud Inc (b)	11,438	882,442
BlackLine Inc (b)	15,135	966,370
Blend Labs Inc Class A (b)	56,973	219,346
Box Inc Class A (b)	41,791	1,395,401
Braze Inc Class A (b)	18,806	864,700
C3.ai Inc Class A (b)(c)	32,880	1,030,788
Ccc Intelligent Solutions Holdings Inc Class A (b)	122,153	1,357,120
Cerence Inc (b)	12,397	154,467
Cipher Mining Inc (b)(c)	64,692	370,685
Cleanspark Inc (b)(c)	74,678	779,638
Clear Secure Inc Class A	27,466	650,120
Clearwater Analytics Holdings Inc Class A (b)	57,582	1,621,509
Commvault Systems Inc (b)	12,764	2,032,795
Confluent Inc Class A (b)	75,358	2,236,625
Consensus Cloud Solutions Inc (b)	5,044	142,846
CS Disco Inc (b)	7,004	35,299
Daily Journal Corp (b)	271	111,137
Digimarc Corp (b)(c)	4,460	163,548
Digital Turbine Inc (b)	26,799	70,213
Dolby Laboratories Inc Class A	17,413	1,457,990
Domo Inc Class B (b)	9,436	79,923
DoubleVerify Holdings Inc (b)	40,934	843,650
Dropbox Inc Class A (b)	65,195	2,096,019
Dynatrace Inc (b)	87,240	5,038,110
E2open Parent Holdings Inc Class A (b)	61,449	161,611
Elastic NV (b)	25,188	2,835,665
Enfusion Inc Class A (b)	12,945	144,466
Five9 Inc (b)	21,919	898,460
Freshworks Inc Class A (b)	55,083	1,024,544
Gitlab Inc Class A (b)	34,670	2,522,589
Guidewire Software Inc (b)	24,399	5,154,777
HashiCorp Inc Class A (b)	45,585	1,559,007
Informatica Inc Class A (b)	24,627	632,421
Intapp Inc (b)	15,116	1,077,620
InterDigital Inc (c)	7,411	1,356,065
Jamf Holding Corp (b)	18,579	280,729
Klaviyo Inc Class A (b)	22,973	1,056,988
LiveRamp Holdings Inc (b)	19,114	649,876
Logility Supply Chain Solutions Inc Class A	9,853	139,124
Manhattan Associates Inc (b)	17,853	3,723,957
MARA Holdings Inc (b)(c)	93,960	1,723,226
Matterport Inc Class A (b)	84,025	437,770
Meridianlink Inc (b)	7,779	149,746
Mitek Systems Inc (b)	13,333	135,997
N-able Inc/US (b)	20,375	197,434
nCino Inc (b)	27,089	921,297
NCR Voyix Corp (b)	42,283	519,658
NextNav Inc Class A (b)	19,157	238,122
Nutanix Inc Class A (b)	72,778	5,004,579
Olo Inc Class A (b)	33,245	245,348
ON24 Inc (b)	10,989	75,714
OneSpan Inc	10,400	200,096
Onestream Inc Class A	12,572	374,394
PagerDuty Inc (b)	27,071	501,355
Pegasystems Inc	13,013	1,409,178
Porch Group Inc (b)(c)	27,479	122,282
Procore Technologies Inc (b)	31,259	2,486,966
Progress Software Corp	12,525	718,058
PROS Holdings Inc (b)	12,633	298,391
Q2 Holdings Inc (b)	17,606	1,675,563
Qualys Inc (b)	10,682	1,489,178
Rapid7 Inc (b)	18,422	709,615
Rekor Systems Inc (b)(c)	26,084	52,950
RingCentral Inc Class A (b)	23,658	823,772
Riot Platforms Inc (b)(c)	84,016	998,110
Samsara Inc Class A (b)	61,464	3,165,396
SEMrush Holdings Inc Class A (b)	9,824	171,331
SentinelOne Inc Class A (b)	85,042	2,036,756
SolarWinds Corp	15,922	236,919
SoundHound AI Inc Class A (b)(c)	98,390	1,392,219
Sprinklr Inc Class A (b)	32,333	288,087
Sprout Social Inc Class A (b)	14,912	487,175
SPS Commerce Inc (b)	10,971	2,026,124
Telos Corp (b)	14,697	45,707
Tenable Holdings Inc (b)	35,064	1,510,908
Teradata Corp (b)	27,961	892,236
Terawulf Inc (b)(c)	89,991	429,257
UiPath Inc Class A (b)	124,644	1,772,438
Unity Software Inc (b)(c)	85,909	1,907,180
Varonis Systems Inc (b)	32,819	1,488,670
Verint Systems Inc (b)	18,157	460,825
Veritone Inc (b)(c)	9,002	27,455
Vertex Inc Class A (b)	15,241	880,168
Weave Communications Inc (b)	11,802	192,609
Workiva Inc Class A (b)	15,091	1,482,238
Xperi Inc (b)	13,552	122,239
Yext Inc (b)(c)	32,012	210,639
Zeta Global Holdings Corp Class A (b)	61,961	1,136,984
Zuora Inc Class A (b)	42,254	421,695
		111,008,230
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming Inc (b)	13,226	121,150
Diebold Nixdorf Inc (b)	11,012	476,709
Eastman Kodak Co (b)(c)	21,565	159,365
Immersion Corp	8,794	73,606
IonQ Inc (b)(c)	57,469	2,269,451
Pure Storage Inc Class A (b)	90,953	6,165,704
Turtle Beach Corp (b)	4,876	86,549
Xerox Holdings Corp	33,913	289,617
		9,642,151
TOTAL INFORMATION TECHNOLOGY		217,220,062

Materials - 4.6%
Chemicals - 1.6%
AdvanSix Inc	7,823	244,703
Alto Ingredients Inc (b)	19,728	32,156
American Vanguard Corp	7,401	45,738
Ashland Inc	14,244	904,352
Aspen Aerogels Inc (b)	19,540	228,423
Avient Corp	26,576	1,140,110
Axalta Coating Systems Ltd (b)	63,637	2,287,114
Balchem Corp	9,527	1,523,939
Cabot Corp	15,982	1,381,964
Chemours Co/The	43,590	827,774
Core Molding Technologies Inc (b)	2,209	32,626
Danimer Scientific Inc warrants 7/15/2025 (b)	8,133	154
Ecovyst Inc (b)(c)	30,619	237,603
Element Solutions Inc	65,020	1,678,166
FMC Corp	36,464	2,033,962
Ginkgo Bioworks Holdings Inc Class A (b)(c)	11,681	156,058
Hawkins Inc	5,540	592,281
HB Fuller Co	15,909	1,004,335
Huntsman Corp	47,520	799,762
Ingevity Corp (b)	10,622	481,708
Innospec Inc	7,272	824,281
Intrepid Potash Inc (b)	2,795	73,481
Koppers Holdings Inc	6,062	180,405
Kronos Worldwide Inc	6,225	59,698
LSB Industries Inc (b)	15,145	127,824
Mativ Holdings Inc	15,754	150,451
Minerals Technologies Inc	9,304	713,524
NewMarket Corp	2,234	1,112,577
Olin Corp	34,192	1,001,484
Origin Materials Inc Class A (b)(c)	36,401	34,034
Perimeter Solutions Inc	39,965	499,563
PureCycle Technologies Inc (b)(c)	41,793	389,093
Quaker Chemical Corp	3,979	561,755
Rayonier Advanced Materials Inc (b)	18,986	151,888
RPM International Inc	37,573	4,756,742
Scotts Miracle-Gro Co/The	12,405	880,259
Sensient Technologies Corp	12,325	930,661
Stepan Co	6,186	392,131
Trinseo PLC	10,443	43,234
Tronox Holdings PLC	34,379	353,072
Westlake Corp	9,774	1,116,875
		29,985,960
Construction Materials - 0.3%
Eagle Materials Inc	9,791	2,513,741
Knife River Corp (b)	16,577	1,717,046
Summit Materials Inc Class A (b)	34,812	1,821,016
United States Lime & Minerals Inc	3,075	340,033
		6,391,836
Containers & Packaging - 1.3%
AptarGroup Inc	19,398	3,048,396
Ardagh Metal Packaging SA	41,114	113,885
Berry Global Group Inc	33,465	2,272,943
Crown Holdings Inc	34,536	3,034,333
Graphic Packaging Holding CO	87,551	2,401,524
Greif Inc Class A	7,539	461,538
Myers Industries Inc	10,947	131,802
O-I Glass Inc (b)	45,403	542,112
Pactiv Evergreen Inc	11,454	203,194
Ranpak Holdings Corp Class A (b)	12,524	91,675
Sealed Air Corp	42,553	1,482,121
Silgan Holdings Inc	23,708	1,304,414
Smurfit WestRock PLC	144,274	7,659,507
Sonoco Products Co	28,697	1,367,125
TriMas Corp	10,961	266,352
		24,380,921
Metals & Mining - 1.2%
Alcoa Corp	75,463	2,665,353
Alpha Metallurgical Resources Inc (b)	3,218	589,441
ATI Inc (b)	41,668	2,378,826
Carpenter Technology Corp	14,554	2,809,796
Century Aluminum Co (b)	15,108	276,174
Cleveland-Cliffs Inc (b)	141,771	1,451,735
Coeur Mining Inc (b)	116,734	770,444
Commercial Metals Co	33,374	1,618,305
Compass Minerals International Inc	9,770	113,918
Hecla Mining Co	183,762	1,043,768
Kaiser Aluminum Corp	4,657	325,990
Materion Corp	6,075	613,575
Metallus Inc (b)	10,871	162,413
MP Materials Corp (b)(c)	35,249	774,068
Olympic Steel Inc	2,859	98,550
Piedmont Lithium Inc (b)(c)	5,249	43,304
Radius Recycling Inc Class A	7,863	94,435
Ramaco Resources Inc Class A	8,328	78,866
Royal Gold Inc	19,200	2,684,545
Ryerson Holding Corp	7,825	174,967
SunCoke Energy Inc	24,460	229,679
United States Steel Corp	65,727	2,422,040
Warrior Met Coal Inc	15,334	809,175
Worthington Steel Inc	10,200	296,310
		22,525,677
Paper & Forest Products - 0.2%
Clearwater Paper Corp (b)	4,780	153,677
Louisiana-Pacific Corp	18,266	2,136,574
Sylvamo Corp	10,037	803,964
		3,094,215
TOTAL MATERIALS		86,378,609

Real Estate - 6.3%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	21,821	389,505
American Assets Trust Inc	14,186	344,436
Armada Hoffler Properties Inc Class A	23,760	232,373
Broadstone Net Lease Inc Class A	56,125	883,408
CTO Realty Growth Inc	7,890	154,880
Empire State Realty Trust Inc Class A	40,335	385,603
Essential Properties Realty Trust Inc	51,536	1,654,306
Gladstone Commercial Corp	13,148	213,129
Global Net Lease Inc	58,821	422,923
One Liberty Properties Inc	5,066	130,043
		4,810,606
Health Care REITs - 0.5%
CareTrust REIT Inc	54,784	1,451,776
Community Healthcare Trust Inc	7,388	146,503
Diversified Healthcare Trust	63,989	158,693
Global Medical REIT Inc	19,201	150,536
Healthcare Realty Trust Inc	103,590	1,735,133
LTC Properties Inc	13,498	464,331
Medical Properties Trust Inc (c)	175,217	821,768
National Health Investors Inc	13,313	906,748
Omega Healthcare Investors Inc	78,900	2,924,034
Sabra Health Care REIT Inc	69,200	1,156,332
Universal Health Realty Income Trust	3,788	147,884
		10,063,738
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	65,654	1,013,698
Chatham Lodging Trust	14,339	125,323
DiamondRock Hospitality Co	60,899	534,693
Park Hotels & Resorts Inc	60,656	818,249
Pebblebrook Hotel Trust	35,174	461,835
RLJ Lodging Trust	44,822	437,015
Ryman Hospitality Properties Inc	17,561	1,841,096
Service Properties Trust	48,704	138,806
Summit Hotel Properties Inc	31,444	210,989
Sunstone Hotel Investors Inc	59,055	669,093
Xenia Hotels & Resorts Inc	30,138	450,864
		6,701,661
Industrial REITs - 0.8%
Americold Realty Trust Inc	76,838	1,678,910
EastGroup Properties Inc	14,492	2,458,133
First Industrial Realty Trust Inc	38,830	2,073,134
Industrial Logistics Properties Trust	18,223	72,345
Lineage Inc (c)	17,354	1,041,240
LXP Industrial Trust	86,513	719,788
Plymouth Industrial REIT Inc	11,652	195,754
Rexford Industrial Realty Inc	65,015	2,643,510
STAG Industrial Inc Class A	53,625	1,832,903
Terreno Realty Corp	29,201	1,910,329
		14,626,046
Office REITs - 0.8%
Brandywine Realty Trust	50,171	275,439
BXP Inc	42,530	3,110,644
City Office Reit Inc	11,449	60,794
COPT Defense Properties	32,989	971,196
Cousins Properties Inc	49,222	1,502,748
Douglas Emmett Inc	48,877	897,382
Easterly Government Properties Inc	29,186	331,553
Equity Commonwealth	31,794	55,322
Highwoods Properties Inc	31,029	924,354
Hudson Pacific Properties Inc	41,847	130,981
JBG SMITH Properties	24,583	381,282
Kilroy Realty Corp	31,181	1,216,683
NET Lease Office Properties	4,329	138,182
Office Properties Income Trust	13,320	12,102
Orion Office REIT Inc	15,560	63,018
Paramount Group Inc	52,907	258,715
Peakstone Realty Trust	10,235	110,026
Piedmont Office Realty Trust Inc Class A1	36,461	318,669
Postal Realty Trust Inc Class A	7,639	100,529
SL Green Realty Corp	20,694	1,394,569
Vornado Realty Trust	48,486	2,097,504
		14,351,692
Real Estate Management & Development - 0.8%
Anywhere Real Estate Inc (b)	29,262	105,636
Compass Inc Class A (b)	121,864	883,514
Cushman & Wakefield PLC (b)	67,282	927,819
Douglas Elliman Inc (b)	20,007	35,611
eXp World Holdings Inc (c)	24,890	283,248
Forestar Group Inc (b)	5,379	128,343
Howard Hughes Holdings Inc (b)	8,929	681,908
Jones Lang LaSalle Inc (b)	13,856	3,918,477
Kennedy-Wilson Holdings Inc	34,922	316,044
Marcus & Millichap Inc	7,038	268,570
Newmark Group Inc Class A	40,252	568,761
Opendoor Technologies Inc Class A (b)	185,175	255,542
RE/MAX Holdings Inc Class A (b)	5,364	53,533
Redfin Corp (b)(c)	36,236	289,888
RMR Group Inc/The Class A	4,642	86,666
Seaport Entertainment Group Inc	2,398	63,811
Seritage Growth Properties Class A (b)(c)	10,243	38,309
St Joe Co/The	11,099	533,862
Zillow Group Inc Class A (b)	16,236	1,285,891
Zillow Group Inc Class C (b)	44,151	3,630,095
		14,355,528
Residential REITs - 0.7%
American Homes 4 Rent Class A	92,817	3,214,253
Apartment Investment and Management Co Class A	38,199	345,319
Camden Property Trust	31,219	3,549,912
Centerspace	4,921	298,951
Elme Communities	25,878	394,898
Equity LifeStyle Properties Inc	55,830	3,654,075
Independence Realty Trust Inc	66,040	1,268,628
NexPoint Residential Trust Inc	6,540	258,199
UMH Properties Inc	21,579	388,206
Veris Residential Inc	23,611	376,359
		13,748,800
Retail REITs - 1.5%
Acadia Realty Trust	35,170	810,317
Agree Realty Corp	30,363	2,203,443
Alexander's Inc	626	118,909
Brixmor Property Group Inc	88,413	2,304,043
CBL & Associates Properties Inc	4,322	132,296
Curbline Properties Corp	27,746	678,945
Federal Realty Investment Trust	22,423	2,435,810
Getty Realty Corp	15,066	467,197
InvenTrust Properties Corp	22,706	675,276
Kimco Realty Corp	197,400	4,431,630
Kite Realty Group Trust	64,594	1,495,351
Macerich Co/The	71,854	1,493,126
NETSTREIT Corp	24,272	351,459
NNN REIT Inc	54,918	2,163,220
Phillips Edison & Co Inc	36,233	1,316,345
Regency Centers Corp	47,844	3,437,113
Retail Opportunity Investments Corp	37,546	655,929
Saul Centers Inc	3,632	132,641
SITE Centers Corp	13,834	207,233
Tanger Inc	32,497	1,066,552
Urban Edge Properties	37,083	754,268
Whitestone REIT	13,613	182,414
		27,513,517
Specialized REITs - 0.7%
CubeSmart	66,176	2,759,539
EPR Properties	22,442	1,034,576
Farmland Partners Inc	12,849	149,948
Four Corners Property Trust Inc	28,700	787,241
Gladstone Land Corp	9,995	108,546
Lamar Advertising Co Class A	25,732	3,253,039
National Storage Affiliates Trust	20,588	764,844
Outfront Media Inc	39,231	721,850
PotlatchDeltic Corp	21,060	942,014
Rayonier Inc	41,461	1,083,791
Safehold Inc	13,443	217,911
Uniti Group Inc	71,013	387,021
		12,210,320
TOTAL REAL ESTATE		118,381,908

Utilities - 2.5%
Electric Utilities - 1.1%
ALLETE Inc	16,821	1,103,794
Genie Energy Ltd Class B	6,731	96,455
Hawaiian Electric Industries Inc (b)	50,120	458,097
IDACORP Inc	15,534	1,707,808
MGE Energy Inc	10,590	951,512
NRG Energy Inc	59,188	6,063,220
OGE Energy Corp	58,567	2,473,284
Otter Tail Corp	12,246	943,432
Pinnacle West Capital Corp	33,146	2,882,376
Portland General Electric Co	30,836	1,268,593
TXNM Energy Inc	26,275	1,270,396
		19,218,967
Gas Utilities - 0.6%
Chesapeake Utilities Corp	6,677	816,263
MDU Resources Group Inc	59,743	1,064,620
National Fuel Gas Co	26,705	1,870,151
New Jersey Resources Corp	28,938	1,387,577
Northwest Natural Holding Co	11,847	472,932
ONE Gas Inc	16,581	1,171,282
Southwest Gas Holdings Inc	17,621	1,315,936
Spire Inc	16,924	1,200,927
UGI Corp	62,655	1,925,389
		11,225,077
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power Inc Class A (b)(c)	17,272	69,605
Clearway Energy Inc Class A	11,024	270,419
Clearway Energy Inc Class C	23,473	608,655
Montauk Renewables Inc (b)	18,504	77,347
Ormat Technologies Inc	16,874	1,082,467
Sunnova Energy International Inc (b)(c)	32,077	82,438
		2,190,931
Multi-Utilities - 0.4%
Avista Corp	23,102	845,995
Black Hills Corp	20,930	1,229,219
NiSource Inc	136,173	5,079,253
NorthWestern Corp	17,953	967,846
Unitil Corp	4,763	255,154
		8,377,467
Water Utilities - 0.3%
American States Water Co	11,036	822,182
Artesian Resources Corp Class A	2,959	91,729
California Water Service Group	17,410	788,499
Consolidated Water Co Ltd	4,390	114,930
Essential Utilities Inc	73,787	2,617,963
Middlesex Water Co	5,273	267,025
SJW Group	8,867	445,389
York Water Co/The	4,152	128,421
		5,276,138
TOTAL UTILITIES		46,288,580

TOTAL UNITED STATES		1,839,047,929
TOTAL COMMON STOCKS (Cost $1,552,831,558)		1,870,850,271

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $288,327)	4.46	289,000	288,420

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	3,611,988	3,612,710
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	98,241,808	98,251,633
TOTAL MONEY MARKET FUNDS (Cost $101,864,343)			101,864,343

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $1,654,984,228)	1,973,003,034
NET OTHER ASSETS (LIABILITIES) - (5.1)% (g)	(96,373,057)
NET ASSETS - 100.0%	1,876,629,977

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	23	Mar 2025	2,639,710	58,439	58,439
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Mar 2025	3,250,000	90,828	90,828

TOTAL FUTURES CONTRACTS					149,267
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $4,266 and all restrictions are set to expire on or before April 14, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $276,109 or 0.0% of net assets.

(g)	Includes $8,703 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $288,420.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,501,826	40,568,426	41,457,542	51,992	-	-	3,612,710	3,611,988	0.0%
Fidelity Securities Lending Cash Central Fund	91,588,044	78,537,124	71,873,535	188,899	-	-	98,251,633	98,241,808	0.4%
Total	96,089,870	119,105,550	113,331,077	240,891	-	-	101,864,343	101,853,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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